American Balanced Fund®
Investment portfolio
September 30, 2020
unaudited
Common stocks 57.29% Information technology 12.50%	Shares	Value (000)
Microsoft Corp.	29,438,200	$6,191,737
Broadcom Inc.	9,314,528	3,393,469
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	32,760,100	2,655,861
ASML Holding NV (New York registered) (ADR)	3,565,458	1,316,617
ASML Holding NV1	1,002,000	369,472
Intel Corp.	22,773,300	1,179,201
Mastercard Inc., Class A	1,681,985	568,797
Visa Inc., Class A	2,685,100	536,939
Fidelity National Information Services, Inc.	3,602,212	530,282
Apple Inc.	4,469,200	517,578
KLA Corp.	2,513,011	486,871
Applied Materials, Inc.	8,073,684	479,980
Samsung Electronics Co., Ltd.[1]	9,418,000	474,532
Advanced Micro Devices, Inc.[2]	4,730,000	387,813
NortonLifeLock Inc.	18,361,000	382,643
VeriSign, Inc.[2]	1,800,000	368,730
TE Connectivity Ltd.	3,493,900	341,494
Keyence Corp.[1]	535,000	249,333
Analog Devices, Inc.	2,000,000	233,480
Adobe Inc.[2]	368,870	180,905
Paychex, Inc.	2,228,200	177,743
Cisco Systems, Inc.	1,920,000	75,629
Snowflake Inc., Class A2	105,000	26,355
		21,125,461
Health care 8.95%
UnitedHealth Group Inc.	11,253,600	3,508,535
Pfizer Inc.	56,248,000	2,064,302
Johnson & Johnson	10,415,000	1,550,585
Gilead Sciences, Inc.	19,490,500	1,231,605
Thermo Fisher Scientific Inc.	2,710,400	1,196,696
Cigna Corp.	6,500,439	1,101,239
AstraZeneca PLC[1]	6,248,947	680,141
CVS Health Corp.	10,400,000	607,360
Merck & Co., Inc.	7,120,100	590,612
Centene Corp.[2]	7,968,588	464,808
Anthem, Inc.	1,164,200	312,693
Daiichi Sankyo Company, Ltd.[1]	9,303,000	285,867
ResMed Inc.	1,635,000	280,288
Abbott Laboratories	2,562,100	278,833
Boston Scientific Corp.[2]	7,125,000	272,246
Novartis AG1	2,200,000	191,183
Eli Lilly and Company	1,143,300	169,231
Baxter International Inc.	1,739,600	139,899
American Balanced Fund — Page 1 of 49

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Vertex Pharmaceuticals Inc.[2]	450,000	$122,454
Regeneron Pharmaceuticals, Inc.[2]	150,000	83,967
		15,132,544
Financials 5.94%
JPMorgan Chase & Co.	14,793,949	1,424,213
Berkshire Hathaway Inc., Class B2	3,605,200	767,691
Berkshire Hathaway Inc., Class A2	412	131,841
BlackRock, Inc.	1,429,700	805,707
Chubb Ltd.	6,575,850	763,588
PNC Financial Services Group, Inc.	5,050,000	555,045
Synchrony Financial	19,637,700	513,919
Truist Financial Corp.	12,986,000	494,117
Capital One Financial Corp.	6,500,000	467,090
S&P Global Inc.	1,255,828	452,852
Aon PLC, Class A	1,995,000	411,568
Intercontinental Exchange, Inc.	4,010,600	401,261
The Blackstone Group Inc., Class A	6,798,732	354,894
HDFC Bank Ltd.[1,2]	20,121,000	296,484
CME Group Inc., Class A	1,703,000	284,929
RenaissanceRe Holdings Ltd.	1,353,000	229,658
Goldman Sachs Group, Inc.	1,116,685	224,420
Willis Towers Watson PLC	1,035,000	216,129
Nasdaq, Inc.	1,494,400	183,378
Bank of America Corp.	7,500,000	180,675
East West Bancorp, Inc.	4,962,913	162,486
Citigroup Inc.	3,400,000	146,574
Travelers Companies, Inc.	1,225,841	132,624
Legal & General Group PLC[1]	51,436,007	124,656
Progressive Corp.	1,200,000	113,604
Marsh & McLennan Companies, Inc.	865,000	99,215
KeyCorp	6,913,900	82,483
Arch Capital Group Ltd.[2]	940,000	27,495
		10,048,596
Communication services 5.89%
Comcast Corp., Class A	48,484,300	2,242,884
Facebook, Inc., Class A2	7,616,100	1,994,656
Charter Communications, Inc., Class A2	2,352,700	1,468,885
Alphabet Inc., Class C2	584,400	858,834
Alphabet Inc., Class A2	217,000	318,035
Netflix, Inc.[2]	2,207,851	1,103,992
T-Mobile US, Inc.[2]	8,500,000	972,060
Activision Blizzard, Inc.	9,562,000	774,044
Verizon Communications Inc.	3,869,000	230,167
		9,963,557
Consumer staples 5.80%
Philip Morris International Inc.	37,751,449	2,830,981
Nestlé SA1	13,270,000	1,574,341
Altria Group, Inc.	28,141,900	1,087,403
British American Tobacco PLC[1]	14,138,000	508,162
British American Tobacco PLC (ADR)	1,866,000	67,456
Church & Dwight Co., Inc.	5,910,000	553,826
Conagra Brands, Inc.	15,256,675	544,816
American Balanced Fund — Page 2 of 49

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Mondelez International, Inc.	6,575,701	$377,774
Colgate-Palmolive Company	4,000,000	308,600
Anheuser-Busch InBev SA/NV (ADR)	4,942,600	266,307
General Mills, Inc.	4,309,800	265,828
Coca-Cola Company	5,235,000	258,452
Kellogg Co.	3,000,000	193,770
Keurig Dr Pepper Inc.	6,868,400	189,568
Procter & Gamble Company	1,325,000	184,162
Archer Daniels Midland Company	3,000,000	139,470
Coca-Cola European Partners PLC	3,440,000	133,506
Estée Lauder Companies Inc., Class A	564,100	123,115
Hormel Foods Corp.	2,078,800	101,633
Costco Wholesale Corp.	285,000	101,175
		9,810,345
Industrials 4.83%
Lockheed Martin Corp.	3,552,000	1,361,411
CSX Corp.	14,864,600	1,154,533
Northrop Grumman Corp.	3,055,211	963,889
Honeywell International Inc.	4,250,723	699,712
Boeing Company	2,915,800	481,865
PACCAR Inc.	4,671,100	398,351
Jacobs Engineering Group Inc.	4,000,000	371,080
Johnson Controls International PLC	8,000,000	326,800
Raytheon Technologies Corp.	5,515,100	317,339
Carrier Global Corp.	9,561,900	292,020
United Parcel Service, Inc., Class B	1,750,000	291,602
L3Harris Technologies, Inc.	1,280,000	217,395
TransDigm Group Inc.	408,000	193,849
Cintas Corp.	551,700	183,622
Caterpillar Inc.	1,190,659	177,587
Norfolk Southern Corp.	780,409	167,000
Waste Management, Inc.	1,380,000	156,175
ABB Ltd.[1]	5,647,001	143,123
Union Pacific Corp.	671,665	132,231
Airbus SE, non-registered shares[1,2]	1,273,000	92,400
Otis Worldwide Corp.	583,800	36,441
		8,158,425
Consumer discretionary 4.37%
Amazon.com, Inc.[2]	674,100	2,122,559
Home Depot, Inc.	6,910,000	1,918,976
Dollar General Corp.	4,357,000	913,314
General Motors Company	20,500,000	606,595
LVMH Moët Hennessy-Louis Vuitton SE1	813,000	380,074
Toll Brothers, Inc.[3]	6,967,000	339,014
Domino’s Pizza, Inc.	727,000	309,179
Restaurant Brands International Inc.	3,632,000	208,876
Target Corp.	1,200,000	188,904
VF Corp.	2,000,000	140,500
NIKE, Inc., Class B	903,000	113,363
Darden Restaurants, Inc.	910,000	91,674
Marriott International, Inc., Class A	615,000	56,937
		7,389,965
American Balanced Fund — Page 3 of 49

unaudited
Common stocks (continued) Materials 3.13%	Shares	Value (000)
Dow Inc.	16,749,000	$788,040
LyondellBasell Industries NV	7,622,100	537,282
Royal Gold, Inc.[3]	3,702,000	444,869
Shin-Etsu Chemical Co., Ltd.[1]	3,300,000	430,722
Air Products and Chemicals, Inc.	1,264,329	376,593
Vale SA, ordinary nominative (ADR)	35,423,000	374,775
Sherwin-Williams Company	525,800	366,346
Franco-Nevada Corp. (CAD denominated)	2,436,419	340,464
Vulcan Materials Co.	2,500,000	338,850
Rio Tinto PLC[1]	5,000,000	301,691
Wheaton Precious Metals Corp.	4,921,000	241,474
Linde PLC	915,000	217,889
Eastman Chemical Company	2,493,000	194,753
Barrick Gold Corp.	5,035,000	141,534
Nucor Corp.	2,500,000	112,150
Norsk Hydro ASA[1,2]	27,778,595	76,462
		5,283,894
Real estate 2.94%
Crown Castle International Corp. REIT	8,484,859	1,412,729
Equinix, Inc. REIT	1,103,200	838,575
Sun Communities, Inc. REIT	4,875,178	685,499
Digital Realty Trust, Inc. REIT	3,929,911	576,754
Iron Mountain Inc. REIT[3]	16,346,200	437,915
American Tower Corp. REIT	1,354,000	327,302
Simon Property Group, Inc. REIT	4,569,000	295,523
AGNC Investment Corp. REIT	10,894,200	151,538
Embassy Office Parks REIT[1]	30,139,600	147,485
Extra Space Storage Inc. REIT	820,000	87,732
		4,961,052
Utilities 1.50%
Enel SpA[1]	79,594,497	691,131
DTE Energy Company	3,535,000	406,666
Xcel Energy Inc.	5,838,700	402,929
American Electric Power Company, Inc.	3,804,000	310,901
AES Corp.	12,245,000	221,757
Public Service Enterprise Group Inc.	2,477,000	136,012
Sempra Energy	1,113,400	131,782
NextEra Energy, Inc.	453,100	125,762
CMS Energy Corp.	1,688,041	103,663
		2,530,603
Energy 1.44%
Enbridge Inc.	14,850,700	433,640
Enbridge Inc. (CAD denominated)	4,071,000	118,931
Chevron Corp.	7,160,855	515,582
Halliburton Company	20,000,000	241,000
Canadian Natural Resources, Ltd. (CAD denominated)	14,990,000	240,236
ConocoPhillips	5,738,642	188,457
Hess Corp.	4,000,000	163,720
EOG Resources, Inc.	4,291,000	154,218
Pioneer Natural Resources Company	1,400,000	120,386
Valero Energy Corp.	2,041,000	88,416
Suncor Energy Inc.	5,500,000	67,162
American Balanced Fund — Page 4 of 49

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Exxon Mobil Corp.	1,626,700	$55,845
Baker Hughes Co., Class A	2,968,000	39,445
		2,427,038
Total common stocks (cost: $63,350,788,000)		96,831,480
Preferred securities 0.05% Information technology 0.05%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	1,892,600	81,652
Financials 0.00%
CoBank, ACB, Class E, noncumulative, preferred shares[4]	7,440	4,613
Total preferred securities (cost: $63,528,000)		86,265
Convertible stocks 0.14% Health care 0.06%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	51,300	65,539
Boston Scientific Corp., Series A, convertible preferred shares, 5.50% 2023	285,900	31,983
		97,522
Information technology 0.05%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	66,000	82,286
Utilities 0.03%
American Electric Power Company, Inc., convertible preferred shares, 6.125% 2022	781,435	37,908
Sempra Energy, Series A, convertible preferred shares, 6.00% 2021	227,600	22,407
		60,315
Total convertible stocks (cost: $205,436,000)		240,123
Bonds, notes & other debt instruments 33.33% Corporate bonds, notes & loans 13.79% Financials 3.13%	Principal amount (000)
ACE INA Holdings Inc. 2.30% 2020	$7,635	7,646
ACE INA Holdings Inc. 2.875% 2022	22,180	23,214
ACE INA Holdings Inc. 3.35% 2026	5,180	5,873
AerCap Holdings NV 6.50% 2025	7,190	7,772
Ally Financial Inc. 8.00% 2031	30,000	40,506
American International Group, Inc. 2.50% 2025	51,250	54,856
American International Group, Inc. 4.20% 2028	8,760	10,154
American International Group, Inc. 3.40% 2030	40,000	44,232
American International Group, Inc. 4.375% 2050	33,942	39,769
AXA SA, Series B, junior subordinated, 6.379%[4,5]	2,000	2,718
Bangkok Bank PCL 3.733% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.90% on 9/25/2029)[5]	10,222	10,039
Bank of America Corp. 4.20% 2024	4,113	4,584
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[5]	8,500	8,972
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[5]	60,445	60,906
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[5]	46,250	51,582
American Balanced Fund — Page 5 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of America Corp. 3.194% 2030 (3-month USD-LIBOR + 1.18% on 7/23/2029)[5]	$38,225	$42,297
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[5]	169,038	168,820
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[5]	28,946	30,236
Bank of America Corp. 2.592% 2031 (USD-SOFR + 2.15% on 4/29/2030)[5]	331	350
Bank of America Corp. 2.676% 2041 (USD-SOFR + 1.93% on 6/19/2040)[5]	56,160	57,586
Bank of America Corp. 4.083% 2051 (3-month USD-LIBOR + 3.15% on 3/20/2050)[5]	10,456	12,991
Bank of Nova Scotia 1.625% 2023	12,000	12,315
BB&T Corp. 2.625% 2022	22,500	23,127
Berkshire Hathaway Finance Corp. 4.20% 2048	31,575	40,655
Berkshire Hathaway Finance Corp. 4.25% 2049	10,000	13,060
Berkshire Hathaway Inc. 2.75% 2023	5,000	5,270
BNP Paribas 3.50% 2023[4]	4,225	4,481
BNP Paribas 3.80% 2024[4]	60,275	65,304
BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)[4,5]	10,084	10,648
BNP Paribas 3.375% 2025[4]	67,094	72,849
BNP Paribas 4.375% 2025[4]	5,700	6,361
BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)[4,5]	43,100	44,517
BNP Paribas 4.375% 2026[4]	6,350	7,118
Charles Schwab Corp. 3.45% 2026	1,616	1,827
Citigroup Inc. 2.90% 2021	620	637
Citigroup Inc. 3.352% 2025 (3-month USD-LIBOR + 0.897% on 4/24/2024)[5]	4,500	4,872
Citigroup Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[5]	63,386	68,295
Citigroup Inc. 4.60% 2026	7,017	8,039
Citigroup Inc. 3.668% 2028[5]	3,563	4,004
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[5]	34,197	37,030
Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[5]	118,107	124,407
Citigroup Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)[5]	34,763	41,776
CME Group Inc. 3.75% 2028	25,175	29,504
Commonwealth Bank of Australia 3.35% 2024	4,075	4,462
Commonwealth Bank of Australia 3.35% 2024[4]	3,325	3,640
Crédit Agricole SA 4.375% 2025[4]	16,575	18,330
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[4,5]	17,800	18,229
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[4,5]	22,137	23,058
Credit Suisse Group AG 3.80% 2023	18,637	20,063
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[4,5]	3,275	3,419
Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)[4,5]	23,000	23,786
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[4,5]	12,300	13,729
Credit Suisse Group AG 4.194% 2031[4,5]	21,371	24,715
Danske Bank AS 2.70% 2022[4]	5,630	5,801
Deutsche Bank AG 3.15% 2021	17,035	17,141
Deutsche Bank AG 3.375% 2021	8,847	8,966
Deutsche Bank AG 4.25% 2021	24,132	24,389
Deutsche Bank AG 4.25% 2021	1,774	1,825
Deutsche Bank AG 3.30% 2022	13,691	14,168
Deutsche Bank AG 5.00% 2022	7,045	7,372
Deutsche Bank AG 3.95% 2023	73,003	76,728
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[5]	56,375	56,786
Deutsche Bank AG 3.70% 2024	80,254	84,324
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[5]	49,543	52,721
Deutsche Bank AG 4.10% 2026	24,759	26,301
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[5]	24,500	24,671
GE Capital Funding, LLC 4.05% 2027[4]	38,189	41,194
GE Capital Funding, LLC 4.40% 2030[4]	85,370	91,941
Goldman Sachs Group, Inc. 5.75% 2022	20,000	21,355
American Balanced Fund — Page 6 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 3.272% 2025 (3-month USD-LIBOR + 1.201% on 9/29/2024)[5]	$31,603	$34,241
Goldman Sachs Group, Inc. 3.50% 2025	18,947	20,935
Goldman Sachs Group, Inc. 3.691% 2028 (3-month USD-LIBOR + 1.51% on 6/5/2027)[5]	10,000	11,225
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[5]	5,102	5,815
Goldman Sachs Group, Inc. 2.60% 2030	5,000	5,287
Groupe BPCE SA 2.75% 2023[4]	2,510	2,630
Groupe BPCE SA 5.70% 2023[4]	13,830	15,509
Groupe BPCE SA 4.625% 2024[4]	34,250	37,753
Groupe BPCE SA 5.15% 2024[4]	49,790	55,829
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[4,5]	30,550	30,577
Hartford Financial Services Group, Inc. 2.80% 2029	13,970	15,179
Hartford Financial Services Group, Inc. 3.60% 2049	7,053	7,850
HSBC Holdings PLC 3.262% 2023 (3-month USD-LIBOR + 1.055% on 3/13/2022)[5]	22,500	23,273
HSBC Holdings PLC 4.25% 2024	8,000	8,585
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[5]	9,400	9,797
HSBC Holdings PLC 1.645% 2026 (USD-SOFR + 1.538% on 4/18/2025)[5]	25,000	24,957
HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)[5]	20,000	20,266
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[5]	13,000	14,962
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[5]	23,750	26,612
HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)[5]	27,775	27,574
Intercontinental Exchange, Inc. 2.65% 2040	26,275	26,243
Intercontinental Exchange, Inc. 3.00% 2060	12,400	12,607
Intesa Sanpaolo SpA 6.50% 2021[4]	14,380	14,679
Intesa Sanpaolo SpA 3.125% 2022[4]	61,835	63,620
Intesa Sanpaolo SpA 3.375% 2023[4]	69,587	72,312
Intesa Sanpaolo SpA 3.25% 2024[4]	5,540	5,852
Intesa Sanpaolo SpA 5.017% 2024[4]	87,982	92,527
Intesa Sanpaolo SpA 5.71% 2026[4]	12,388	13,518
Intesa Sanpaolo SpA 3.875% 2027[4]	70,714	75,106
Intesa Sanpaolo SpA 3.875% 2028[4]	43,963	46,925
Jefferies Financial Group Inc. 5.50% 2023	830	916
JPMorgan Chase & Co. 3.25% 2022	10,000	10,575
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[5]	21,226	22,783
JPMorgan Chase & Co. 3.875% 2024	10,825	11,984
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[5]	38,910	40,970
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[5]	132,182	137,531
JPMorgan Chase & Co. 2.083% 2026 (USD-SOFR + 1.85% on 4/22/2025)[5]	3,450	3,609
JPMorgan Chase & Co. 2.182% 2028 (USD-SOFR + 1.89% on 6/1/2027)[5]	40,766	42,595
JPMorgan Chase & Co. 3.54% 2028 (3-month USD-LIBOR + 1.38% on 5/1/2027)[5]	1,809	2,030
JPMorgan Chase & Co. 2.739% 2030 (USD-SOFR + 1.51% on 10/15/2029)[5]	2,997	3,232
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[5]	51,394	54,843
JPMorgan Chase & Co. 3.109% 2041 (USD-SOFR + 2.46% on 4/22/2040)[5]	15,955	17,454
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)[5]	10,000	10,645
JPMorgan Chase & Co., Series Z, junior subordinated, 4.051% (3-month USD-LIBOR + 3.80% on 11/2/2020)[5]	10,000	9,896
Kasikornbank PC HK 3.343% 2031[5]	9,778	9,616
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[5]	3,200	3,328
Lloyds Banking Group PLC 4.05% 2023	15,000	16,286
Lloyds Banking Group PLC 4.45% 2025	3,100	3,508
Lloyds Banking Group PLC 2.438% 2026 (UST Yield Curve Rate T Note Constant Maturity 1-year + 1.00% on 2/5/2025)[5]	22,600	23,455
Lloyds Banking Group PLC 4.375% 2028	10,025	11,631
Marsh & McLennan Companies, Inc. 3.875% 2024	10,000	11,096
Marsh & McLennan Companies, Inc. 4.375% 2029	9,508	11,558
Marsh & McLennan Companies, Inc. 2.25% 2030	7,010	7,346
American Balanced Fund — Page 7 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Marsh & McLennan Companies, Inc. 4.90% 2049	$1,008	$1,409
Metropolitan Life Global Funding I 2.50% 2020[4]	19,065	19,138
Metropolitan Life Global Funding I 1.95% 2021[4]	3,880	3,943
Mitsubishi UFJ Financial Group, Inc. 2.623% 2022	12,500	12,964
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	50,000	53,432
Mitsubishi UFJ Financial Group, Inc. 1.412% 2025	36,950	37,466
Mitsubishi UFJ Financial Group, Inc. 2.193% 2025	96,520	101,177
Mizuho Financial Group, Ltd. 0.849% 2024 (3-month USD-LIBOR on 9/8/2023)[5]	27,450	27,380
Mizuho Financial Group, Ltd. 1.241% 2024 (3-month USD-LIBOR + 0.695% on 7/10/2023)[5]	30,100	30,354
Mizuho Financial Group, Ltd. 1.979% 2031 (3-month USD-LIBOR on 9/8/2030)[5]	23,000	22,788
Morgan Stanley 3.70% 2024	1,425	1,581
Morgan Stanley 2.188% 2026 (USD-SOFR + 1.99% on 4/28/2025)[5]	25,000	26,209
Morgan Stanley 3.875% 2026	7,796	8,896
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[5]	60,096	64,291
Morgan Stanley 3.622% 2031 (USD-SOFR + 3.12% on 4/1/2030)[5]	14,104	16,143
Morgan Stanley 5.597% 2051 (USD-SOFR + 4.84% on 3/24/2051)[5]	7,533	11,394
National Rural Utilities Cooperative Finance Corp. 3.70% 2029	9,240	10,857
Nationwide Mutual Insurance Co. (3-month USD-LIBOR + 2.29%) 2.54% 2024[4,6]	8,150	8,150
New York Life Global Funding 1.70% 2021[4]	9,375	9,510
New York Life Global Funding 2.25% 2022[4]	7,273	7,524
New York Life Global Funding 2.35% 2026[4]	11,890	12,823
New York Life Global Funding 1.20% 2030[4]	23,357	22,816
Nordea Bank AB 2.25% 2021[4]	2,200	2,228
PNC Bank 2.55% 2021	17,000	17,434
PNC Financial Services Group, Inc. 3.90% 2024	20,000	22,036
Power Financial Corp. Ltd. 5.25% 2028	3,067	3,274
Power Financial Corp. Ltd. 6.15% 2028	2,760	3,109
Power Financial Corp. Ltd. 4.50% 2029	4,446	4,522
Power Financial Corp. Ltd. 3.95% 2030	9,727	9,462
Prudential Financial, Inc. 3.50% 2024	8,300	9,193
Prudential Financial, Inc. 4.35% 2050	48,195	57,938
Rabobank Nederland 2.75% 2022	2,780	2,867
Rabobank Nederland 4.375% 2025	13,000	14,741
Royal Bank of Canada 3.20% 2021	22,825	23,214
Royal Bank of Canada 1.15% 2025	35,394	35,884
Santander Holdings USA, Inc. 4.45% 2021	25,000	25,994
Santander Holdings USA, Inc. 3.70% 2022	21,062	21,836
Santander Holdings USA, Inc. 3.40% 2023	31,500	32,988
Santander Holdings USA, Inc. 3.50% 2024	41,975	45,039
Skandinaviska Enskilda Banken AB 1.875% 2021	5,950	6,041
Skandinaviska Enskilda Banken AB 2.80% 2022	2,490	2,575
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)[4,5]	10,400	11,889
Synchrony Financial 2.85% 2022	18,725	19,293
Synchrony Financial 4.25% 2024	12,479	13,565
Synchrony Financial 4.375% 2024	11,650	12,612
Toronto-Dominion Bank 2.65% 2024	7,113	7,613
Toronto-Dominion Bank 0.75% 2025	23,875	23,821
Toronto-Dominion Bank 1.15% 2025	39,000	39,670
Travelers Companies, Inc. 4.00% 2047	13,520	16,500
U.S. Bancorp 2.625% 2022	16,225	16,690
U.S. Bank NA 2.85% 2023	25,000	26,376
U.S. Bank NA 3.40% 2023	32,945	35,604
UBS Group AG 4.125% 2025[4]	16,180	18,468
American Balanced Fund — Page 8 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
UBS Group AG 1.364% 2027 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.08% on 1/30/2026)[4,5]	$17,050	$17,059
UniCredit SpA 3.75% 2022[4]	78,686	81,596
UniCredit SpA 6.572% 2022[4]	104,290	110,704
UniCredit SpA 4.625% 2027[4]	5,540	6,227
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[4,5]	40,747	43,440
UniCredit SpA 7.296% 2034 (5-year USD-ICE Swap + 4.914% on 4/2/2029)[4,5]	33,549	38,605
UniCredit SpA 5.459% 2035 (5-year USD-ICE Swap + 4.75% on 6/30/2030)[4,5]	2,019	2,061
Unum Group 3.875% 2025	5,045	5,488
Wells Fargo & Company 1.65% 2024 (USD-SOFR + 1.60% on 6/2/2023)[5]	32,031	32,641
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.82% on 10/30/2024)[5]	130,151	136,438
Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[5]	61,337	63,710
Wells Fargo & Company 2.188% 2026 (USD-SOFR + 2.00% on 4/30/2025)[5]	62,697	65,214
Wells Fargo & Company 3.00% 2026	5,333	5,805
Wells Fargo & Company 3.00% 2026	3,983	4,354
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[5]	23,475	24,519
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[5]	28,543	30,493
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[5]	109,415	114,637
Wells Fargo & Company 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[5]	31,104	42,473
Westpac Banking Corp. 2.75% 2023	27,500	29,020
Westpac Banking Corp. 2.894% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.35% on 2/4/2025)[5]	28,750	29,808
Westpac Banking Corp. 4.11% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.00% on 7/24/2029)[5]	3,750	4,221
Willis North America Inc. 2.95% 2029	2,435	2,637
		5,293,316
Utilities 1.97%
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2025[4]	28,000	31,557
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2026[4]	1,500	1,725
AEP Transmission Co. LLC 3.75% 2047	9,870	11,578
AEP Transmission Co. LLC 4.25% 2048	12,600	16,046
AEP Transmission Co. LLC 3.15% 2049	3,796	4,087
AEP Transmission Co. LLC 3.65% 2050	4,320	5,119
Ameren Corp. 2.50% 2024	15,430	16,365
Ameren Corp. 3.65% 2026	1,410	1,593
Ameren Corp. 3.50% 2031	3,125	3,579
Ameren Corp. 3.70% 2047	4,030	4,748
Ameren Corp. 4.50% 2049	4,475	5,951
Ameren Corp. 3.25% 2050	5,970	6,726
American Electric Power Company, Inc. 2.15% 2020	9,800	9,818
American Electric Power Company, Inc. 2.95% 2022	13,694	14,333
American Electric Power Company, Inc. 2.30% 2030	24,893	25,684
American Water Cap Corp. 2.80% 2030	5,700	6,257
Berkshire Hathaway Energy Co. 4.25% 2050[4]	1,175	1,470
CenterPoint Energy, Inc. 3.85% 2024	10,915	11,969
CenterPoint Energy, Inc. 3.70% 2049	14,450	16,241
CMS Energy Corp. 5.05% 2022	8,215	8,655
CMS Energy Corp. 3.00% 2026	6,920	7,616
Comisión Federal de Electricidad 4.75% 2027[4]	10,725	11,554
Commonwealth Edison Co. 4.35% 2045	8,345	10,702
Commonwealth Edison Co. 4.00% 2048	10,018	12,319
Consolidated Edison Company of New York, Inc. 3.35% 2030	375	433
Consolidated Edison Company of New York, Inc. 3.875% 2047	9,600	11,177
American Balanced Fund — Page 9 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Consolidated Edison Company of New York, Inc. 4.50% 2058	$19,825	$25,714
Consolidated Edison Company of New York, Inc. 3.95% 2050	5,350	6,508
Consumers Energy Co. 3.80% 2028	7,756	9,251
Consumers Energy Co. 3.25% 2046	10,635	11,885
Consumers Energy Co. 4.05% 2048	27,710	34,829
Consumers Energy Co. 3.10% 2050	34,493	37,775
Dominion Resources, Inc. 2.00% 2021	6,765	6,852
Dominion Resources, Inc. 2.75% 2022	36,516	37,457
Dominion Resources, Inc. 3.375% 2030	9,000	10,162
Dominion Resources, Inc., junior subordinated, 3.071% 2024[5]	8,425	9,063
DTE Energy Co. 3.95% 2049	14,590	18,417
Duke Energy Carolinas, LLC 2.95% 2026	10,000	11,187
Duke Energy Carolinas, LLC 3.95% 2028	21,375	25,695
Duke Energy Carolinas, LLC 2.45% 2030	6,888	7,465
Duke Energy Carolinas, LLC 3.70% 2047	6,625	7,839
Duke Energy Corp. 3.75% 2024	5,807	6,382
Duke Energy Corp. 0.90% 2025	9,750	9,773
Duke Energy Florida, LLC 3.20% 2027	23,075	26,037
Duke Energy Florida, LLC 2.50% 2029	18,500	20,101
Duke Energy Ohio, Inc. 3.70% 2046	5,938	6,869
Duke Energy Progress Inc. 4.15% 2044	13,965	17,420
Duke Energy Progress Inc. 3.70% 2046	11,095	13,075
Duke Energy Progress, LLC 2.50% 2050	30,000	29,100
Edison International 3.125% 2022	15,388	15,881
Edison International 3.55% 2024	49,491	52,229
Edison International 4.95% 2025	675	740
Edison International 5.75% 2027	39,269	43,397
Edison International 4.125% 2028	51,265	52,603
Electricité de France SA 2.35% 2020[4]	4,600	4,603
Electricité de France SA 4.75% 2035[4]	3,500	4,328
Electricité de France SA 4.875% 2038[4]	7,025	8,523
Electricité de France SA 5.60% 2040	1,475	1,923
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[5]	7,250	8,060
Emera U.S. Finance LP 3.55% 2026	17,715	19,778
Enel Finance International SA 2.875% 2022[4]	7,766	8,016
Enel Finance International SA 4.25% 2023[4]	9,000	9,860
Enel Finance International SA 4.625% 2025[4]	6,690	7,755
Enel Finance International SA 3.50% 2028[4]	4,308	4,807
Enersis Américas SA 4.00% 2026	4,330	4,733
Entergy Corp. 0.90% 2025	27,538	27,533
Entergy Corp. 2.95% 2026	18,440	20,384
Entergy Corp. 2.80% 2030	8,600	9,332
Entergy Corp. 3.75% 2050	5,850	6,682
Entergy Louisiana, LLC 4.20% 2048	10,000	12,802
Entergy Texas, Inc. 1.75% 2031	19,300	19,174
Eversource Energy 3.80% 2023	10,245	11,249
Eversource Energy 0.80% 2025	6,025	6,003
Eversource Energy 2.70% 2026	4,085	4,422
Eversource Energy 1.65% 2030	3,825	3,818
Eversource Energy 3.45% 2050	1,100	1,238
Exelon Corp. 3.40% 2026	2,840	3,183
Exelon Corp. 4.05% 2030	5,850	6,858
Exelon Corp. 4.70% 2050	1,125	1,437
Exelon Corp., junior subordinated, 3.497% 2022[5]	90,158	94,322
American Balanced Fund — Page 10 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
FirstEnergy Corp. 2.85% 2022	$39,150	$40,152
FirstEnergy Corp. 2.05% 2025	13,750	13,937
FirstEnergy Corp. 1.60% 2026	5,009	4,983
FirstEnergy Corp. 3.90% 2027	36,367	40,023
FirstEnergy Corp. 2.25% 2030	13,043	12,770
FirstEnergy Corp. 2.65% 2030	40,007	40,846
FirstEnergy Corp. 7.375% 2031	2,929	4,109
FirstEnergy Corp. 4.85% 2047	36,230	43,625
FirstEnergy Corp. 3.40% 2050	71,072	69,327
FirstEnergy Corp., Series B, 4.25% 2023	36,072	38,322
Florida Power & Light Co. 2.85% 2025	1,462	1,606
Florida Power & Light Co. 3.15% 2049	13,827	15,593
Georgia Power Co. 2.65% 2029	1,925	2,066
Georgia Power Co. 3.70% 2050	6,754	7,561
Interstate Power and Light Co. 2.30% 2030	525	556
MidAmerican Energy Holdings Co. 3.75% 2023	20,000	21,827
MidAmerican Energy Holdings Co. 3.10% 2027	21,335	23,941
Mississippi Power Co. 4.25% 2042	2,675	3,169
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	22,000	24,561
NextEra Energy Capital Holdings, Inc. 2.75% 2029	10,076	10,897
NextEra Energy Capital Holdings, Inc. 2.25% 2030	69,324	72,329
Northeast Utilities 3.15% 2025	8,845	9,669
Northern States Power Co. 4.125% 2044	18,000	22,732
Northern States Power Co. 3.60% 2046	6,750	8,048
Northern States Power Co. 2.60% 2051	2,000	2,036
NV Energy, Inc. 6.25% 2020	10,168	10,240
Oncor Electric Delivery Company LLC 2.75% 2024	8,430	9,049
Oncor Electric Delivery Company LLC 0.55% 2025[4]	13,500	13,437
Pacific Gas and Electric Co. 1.75% 2022	51,555	51,617
Pacific Gas and Electric Co. 3.25% 2023	5,000	5,181
Pacific Gas and Electric Co. 3.85% 2023	6,838	7,220
Pacific Gas and Electric Co. 4.25% 2023	11,175	11,910
Pacific Gas and Electric Co. 3.40% 2024	5,240	5,481
Pacific Gas and Electric Co. 3.75% 2024	10,184	10,673
Pacific Gas and Electric Co. 2.95% 2026	54,427	55,526
Pacific Gas and Electric Co. 3.15% 2026	29,066	29,869
Pacific Gas and Electric Co. 2.10% 2027	13,251	12,898
Pacific Gas and Electric Co. 3.30% 2027	48,174	49,589
Pacific Gas and Electric Co. 3.75% 2028	12,437	12,948
Pacific Gas and Electric Co. 4.65% 2028	14,105	15,330
Pacific Gas and Electric Co. 4.55% 2030	24,652	26,777
Pacific Gas and Electric Co. 2.50% 2031	150,717	143,956
Pacific Gas and Electric Co. 3.30% 2040	20,632	18,938
Pacific Gas and Electric Co. 3.75% 2042	31,650	29,449
Pacific Gas and Electric Co. 4.00% 2046	7,625	7,164
Pacific Gas and Electric Co. 4.25% 2046	9,504	9,196
Pacific Gas and Electric Co. 3.95% 2047	9,700	9,005
Pacific Gas and Electric Co. 3.50% 2050	57,890	52,476
PacifiCorp. 3.30% 2051	5,733	6,452
PacifiCorp., First Mortgage Bonds, 3.60% 2024	18,405	20,131
PacifiCorp., First Mortgage Bonds, 4.125% 2049	18,825	23,495
Public Service Company of Colorado 2.25% 2022	6,000	6,172
Public Service Company of Colorado 1.90% 2031	3,324	3,463
Public Service Electric and Gas Co. 3.05% 2024	13,425	14,611
American Balanced Fund — Page 11 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Public Service Electric and Gas Co. 3.65% 2028	$8,821	$10,337
Public Service Electric and Gas Co. 3.20% 2029	15,409	17,613
Public Service Electric and Gas Co. 2.45% 2030	6,965	7,579
Public Service Electric and Gas Co. 3.60% 2047	6,175	7,315
Public Service Electric and Gas Co. 3.85% 2049	15,400	19,358
Public Service Electric and Gas Co. 2.05% 2050	26,334	23,921
Public Service Electric and Gas Co. 3.15% 2050	13,231	15,019
Public Service Enterprise Group Inc. 1.90% 2021	6,810	6,854
Public Service Enterprise Group Inc. 2.65% 2022	13,175	13,747
Public Service Enterprise Group Inc. 2.875% 2024	4,000	4,285
Public Service Enterprise Group Inc. 0.80% 2025	20,000	19,896
Public Service Enterprise Group Inc. 2.25% 2026	3,875	4,170
Public Service Enterprise Group Inc. 1.60% 2030	13,275	13,097
Puget Energy, Inc. 6.00% 2021	4,310	4,518
Puget Energy, Inc. 5.625% 2022	15,427	16,552
Puget Energy, Inc. 3.65% 2025	9,400	10,103
Puget Sound Energy, Inc. 3.25% 2049	20,250	22,713
San Diego Gas & Electric Co. 2.50% 2026	3,000	3,240
San Diego Gas & Electric Co. 1.70% 2030	37,410	37,157
San Diego Gas & Electric Co. 4.50% 2040	2,219	2,739
San Diego Gas & Electric Co. 3.75% 2047	1,167	1,346
San Diego Gas & Electric Co. 3.32% 2050	6,538	7,159
Southern California Edison Co. 1.845% 2022	2,072	2,075
Southern California Edison Co. 3.50% 2023	28,119	30,167
Southern California Edison Co. 3.70% 2025	36,714	40,875
Southern California Edison Co. 2.85% 2029	53,931	56,845
Southern California Edison Co. 4.20% 2029	34,458	39,758
Southern California Edison Co. 5.35% 2035	26,534	34,183
Southern California Edison Co. 5.75% 2035	18,942	25,752
Southern California Edison Co. 5.625% 2036	22,865	27,467
Southern California Edison Co. 5.55% 2037	11,249	13,911
Southern California Edison Co. 5.95% 2038	20,254	25,644
Southern California Edison Co. 6.05% 2039	3,336	4,306
Southern California Edison Co. 4.50% 2040	53,242	60,903
Southern California Edison Co. 4.00% 2047	51,834	55,594
Southern California Edison Co. 4.125% 2048	23,709	26,004
Southern California Edison Co. 4.875% 2049	30,939	37,491
Southern California Edison Co. 3.65% 2050	42,510	44,403
Southern California Edison Co., Series C, 3.60% 2045	12,010	12,370
Southern California Gas Company 2.60% 2026	1,431	1,550
Southern California Gas Company 2.55% 2030	23,654	25,564
Southern Co. 3.70% 2030	30,430	34,799
Southern Co. 4.25% 2036	6,530	7,584
Southern Co. 4.40% 2046	10,710	12,737
Virginia Electric and Power Co. 3.80% 2028	8,247	9,703
Virginia Electric and Power Co. 2.875% 2029	10,100	11,355
Virginia Electric and Power Co. 4.60% 2048	10,125	13,853
Wisconsin Power and Light Co. 3.65% 2050	1,820	2,147
Xcel Energy Inc. 3.35% 2026	22,625	25,515
Xcel Energy Inc. 2.60% 2029	50,100	54,198
Xcel Energy Inc. 3.50% 2049	1,571	1,752
		3,335,992
American Balanced Fund — Page 12 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy 1.76%	Principal amount (000)	Value (000)
Apache Corp. 4.75% 2043	$12,400	$11,047
Apache Corp. 4.25% 2044	22,500	19,181
Apache Corp. 5.35% 2049	5,100	4,521
Baker Hughes, a GE Co. 4.486% 2030	15,166	17,275
BP Capital Markets America Inc. 1.749% 2030	24,509	24,360
BP Capital Markets America Inc. 2.772% 2050	47,964	44,075
BP Capital Markets PLC 3.00% 2050	8,803	8,412
Canadian Natural Resources Ltd. 2.95% 2023	17,677	18,392
Canadian Natural Resources Ltd. 3.80% 2024	24	26
Canadian Natural Resources Ltd. 2.05% 2025	57,595	58,823
Canadian Natural Resources Ltd. 3.85% 2027	14,221	15,350
Canadian Natural Resources Ltd. 2.95% 2030	44,907	45,253
Canadian Natural Resources Ltd. 4.95% 2047	17,638	19,617
Cenovus Energy Inc. 3.80% 2023	20,710	20,041
Cenovus Energy Inc. 4.25% 2027	56,890	51,807
Cenovus Energy Inc. 5.40% 2047	33,674	28,439
Cheniere Energy, Inc. 5.125% 2027	17,000	18,953
Cheniere Energy, Inc. 3.70% 2029[4]	79,355	82,582
Chevron Corp. 1.554% 2025	3,900	4,045
Chevron Corp. 1.995% 2027	5,757	6,095
Chevron Corp. 3.078% 2050	4,389	4,714
Chevron USA Inc. 0.687% 2025	24,426	24,355
Chevron USA Inc. 1.018% 2027	23,037	23,023
Chevron USA Inc. 2.343% 2050	6,814	6,389
Concho Resources Inc. 4.30% 2028	16,000	17,699
Concho Resources Inc. 2.40% 2031	7,256	6,956
Enbridge Energy Partners, LP 5.875% 2025	21,005	25,174
Enbridge Energy Partners, LP 5.50% 2040	7,500	8,948
Enbridge Energy Partners, LP 7.375% 2045	45,188	66,182
Enbridge Energy Partners, LP, Series B, 7.50% 2038	9,250	12,921
Enbridge Inc. 4.00% 2023	9,535	10,332
Enbridge Inc. 2.50% 2025	3,500	3,692
Enbridge Inc. 3.70% 2027	2,373	2,644
Enbridge Inc. 4.00% 2049	25,000	26,503
Energy Transfer Operating, LP 5.875% 2024	1,133	1,247
Energy Transfer Operating, LP 2.90% 2025	14,405	14,501
Energy Transfer Operating, LP 5.50% 2027	24,500	26,756
Energy Transfer Operating, LP 3.75% 2030	30,222	29,321
Energy Transfer Operating, LP 5.00% 2050	106,239	97,957
Energy Transfer Partners, LP 4.20% 2023	11,190	11,804
Energy Transfer Partners, LP 4.50% 2024	18,395	19,504
Energy Transfer Partners, LP 4.75% 2026	19,000	20,259
Energy Transfer Partners, LP 4.20% 2027	958	992
Energy Transfer Partners, LP 4.95% 2028	12,225	12,948
Energy Transfer Partners, LP 5.25% 2029	25,000	26,919
Energy Transfer Partners, LP 6.125% 2045	10,000	10,044
Energy Transfer Partners, LP 5.30% 2047	13,961	12,988
Energy Transfer Partners, LP 6.00% 2048	13,082	13,171
Energy Transfer Partners, LP 6.25% 2049	63,157	65,165
Enterprise Products Operating LLC 3.90% 2024	4,140	4,521
Enterprise Products Operating LLC 2.80% 2030	3,767	3,998
Enterprise Products Operating LLC 3.20% 2052	12,691	11,549
EOG Resources, Inc. 4.375% 2030	2,710	3,199
Equinor ASA 1.75% 2026	9,289	9,642
American Balanced Fund — Page 13 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Equinor ASA 3.625% 2028	$14,745	$17,168
Equinor ASA 3.25% 2049	16,682	17,778
Exxon Mobil Corp. 2.222% 2021	18,000	18,120
Exxon Mobil Corp. 2.019% 2024	7,090	7,460
Exxon Mobil Corp. 2.992% 2025	3,400	3,729
Exxon Mobil Corp. 2.44% 2029	11,371	12,222
Exxon Mobil Corp. 2.61% 2030	15,000	16,222
Exxon Mobil Corp. 3.452% 2051	46,224	50,948
Halliburton Company 3.80% 2025	273	296
Kinder Morgan, Inc. 4.30% 2028	15,000	17,085
Kinder Morgan, Inc. 2.00% 2031	10,000	9,635
Kinder Morgan, Inc. 5.30% 2034	8,205	9,675
Kinder Morgan, Inc. 3.25% 2050	12,440	11,307
MPLX LP 3.50% 2022	5,345	5,604
MPLX LP 4.875% 2025	20,000	22,702
MPLX LP 1.75% 2026	24,454	24,442
MPLX LP 4.125% 2027	5,880	6,501
MPLX LP 4.80% 2029	3,448	3,961
MPLX LP 2.65% 2030	37,609	36,962
MPLX LP 4.50% 2038	12,500	12,808
MPLX LP 5.50% 2049	25,574	28,660
Noble Energy, Inc. 3.85% 2028	8,323	9,453
Noble Energy, Inc. 3.25% 2029	46,792	51,846
Noble Energy, Inc. 5.05% 2044	1,856	2,408
Noble Energy, Inc. 4.95% 2047	25,613	33,678
Noble Energy, Inc. 4.20% 2049	30,889	37,030
Occidental Petroleum Corp. 4.85% 2021	17,186	17,089
ONEOK, Inc. 2.20% 2025	745	735
ONEOK, Inc. 5.85% 2026	53,884	62,029
ONEOK, Inc. 3.10% 2030	2,079	2,005
ONEOK, Inc. 6.35% 2031	36,827	42,922
ONEOK, Inc. 4.95% 2047	1,005	955
ONEOK, Inc. 5.20% 2048	30,554	29,444
ONEOK, Inc. 4.50% 2050	12,904	11,443
ONEOK, Inc. 7.15% 2051	17,392	20,687
Petróleos Mexicanos 6.875% 2026	162,463	156,127
Petróleos Mexicanos 6.50% 2027	147,755	137,999
Petróleos Mexicanos 5.35% 2028	30,000	25,717
Phillips 66 Partners LP 3.605% 2025	1,950	2,073
Phillips 66 Partners LP 3.55% 2026	3,350	3,540
Phillips 66 Partners LP 4.68% 2045	6,580	6,715
Phillips 66 Partners LP 4.90% 2046	5,510	5,722
Pioneer Natural Resources Co. 1.90% 2030	6,907	6,500
Plains All American Pipeline, LP 3.80% 2030	6,137	5,963
Sabine Pass Liquefaction, LLC 5.625% 2023[5]	50,000	54,801
Sabine Pass Liquefaction, LLC 5.75% 2024	50,000	56,646
Sabine Pass Liquefaction, LLC 5.875% 2026	10,265	12,150
Sabine Pass Liquefaction, LLC 4.20% 2028	13,155	14,289
Sabine Pass Liquefaction, LLC 4.50% 2030[4]	56,380	63,599
Saudi Arabian Oil Co. 2.875% 2024[4]	52,881	55,542
Saudi Arabian Oil Co. 3.50% 2029[4]	119,790	132,030
Schlumberger BV 4.00% 2025[4]	2,500	2,799
Shell International Finance B.V. 2.75% 2030	20,000	21,909
Shell International Finance BV 2.25% 2020	8,375	8,394
American Balanced Fund — Page 14 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Shell International Finance BV 3.25% 2050	$34,827	$36,728
Statoil ASA 2.75% 2021	5,395	5,521
Statoil ASA 3.25% 2024	1,690	1,861
Statoil ASA 4.25% 2041	6,000	7,213
Suncor Energy Inc. 3.10% 2025	9,835	10,574
Sunoco Logistics Operating Partners, LP 4.00% 2027	3,300	3,371
Sunoco Logistics Operating Partners, LP 5.40% 2047	2,500	2,363
Total Capital International 3.127% 2050	79,800	82,820
Total SE 2.986% 2041	48,400	50,613
Total SE 3.386% 2060	20,925	22,009
TransCanada PipeLines Ltd. 4.25% 2028	13,173	15,230
TransCanada PipeLines Ltd. 4.10% 2030	26,135	30,192
TransCanada PipeLines Ltd. 5.00% 2043	10,000	11,895
TransCanada PipeLines Ltd. 4.875% 2048	10,000	12,414
TransCanada PipeLines Ltd., junior subordinated, 5.625% 2075 (3-month USD-LIBOR + 3.528% on 5/20/2025)[5]	6,410	6,546
Transcontinental Gas Pipe Line Company, LLC 3.95% 2050[4]	7,792	8,088
Transcontinental Gas Pipe Line Company, LLC 3.25% 2030[4]	6,494	7,029
Valero Energy Corp. 4.00% 2029	20,000	21,980
Williams Companies, Inc. 3.50% 2030	39,922	43,489
Williams Partners LP 4.50% 2023	6,400	7,014
Williams Partners LP 4.30% 2024	7,870	8,618
Williams Partners LP 3.90% 2025	516	565
Williams Partners LP 6.30% 2040	3,305	4,085
Williams Partners LP 5.10% 2045	2,203	2,481
Woodside Finance Ltd. 4.60% 2021[4]	7,600	7,693
Woodside Petroleum Ltd. 3.65% 2025[4]	3,100	3,283
		2,975,510
Consumer discretionary 1.52%
Amazon.com, Inc. 3.80% 2024	10,000	11,278
Amazon.com, Inc. 1.20% 2027	25,000	25,371
Amazon.com, Inc. 1.50% 2030	27,060	27,699
Amazon.com, Inc. 2.50% 2050	22,025	22,496
Amazon.com, Inc. 2.70% 2060	22,135	22,899
American Honda Finance Corp. 1.00% 2025	22,420	22,398
American Honda Finance Corp. 3.50% 2028	10,000	11,354
Bayerische Motoren Werke AG 3.45% 2023[4]	43,425	46,380
Carnival Corp. 11.50% 2023[4]	112,500	126,274
DaimlerChrysler North America Holding Corp. 2.00% 2021[4]	22,525	22,768
DaimlerChrysler North America Holding Corp. 3.00% 2021[4]	40,000	40,388
DaimlerChrysler North America Holding Corp. 1.75% 2023[4]	32,000	32,644
DaimlerChrysler North America Holding Corp. 3.65% 2024[4]	15,930	17,316
Ford Motor Credit Co. 2.343% 2020	36,275	36,320
Ford Motor Credit Co. 3.20% 2021	8,300	8,303
Ford Motor Credit Co. 3.47% 2021	993	994
Ford Motor Credit Co. 3.813% 2021	23,321	23,423
Ford Motor Credit Co. 5.085% 2021	18,335	18,404
Ford Motor Credit Co. 2.979% 2022	13,734	13,586
Ford Motor Credit Co. 3.219% 2022	590	591
Ford Motor Credit Co. 3.339% 2022	29,703	29,643
Ford Motor Credit Co. 3.35% 2022	18,000	17,754
Ford Motor Credit Co. 5.596% 2022	17,641	18,082
Ford Motor Credit Co. 3.087% 2023	26,042	25,573
American Balanced Fund — Page 15 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co. 3.096% 2023	$42,618	$41,723
Ford Motor Credit Co. 4.14% 2023	20,000	20,224
Ford Motor Credit Co. 4.375% 2023	5,714	5,816
Ford Motor Credit Co. 3.664% 2024	10,350	10,146
Ford Motor Credit Co. 3.81% 2024	66,242	65,704
Ford Motor Credit Co. 4.063% 2024	19,000	19,014
Ford Motor Credit Co. 5.584% 2024	16,000	16,665
Ford Motor Credit Co. 4.687% 2025	7,472	7,583
Ford Motor Credit Co. 4.542% 2026	44,479	44,362
Ford Motor Credit Co. 3.815% 2027	3,000	2,863
Ford Motor Credit Co. 4.271% 2027	75,251	73,970
General Motors Company 5.40% 2023	2,222	2,452
General Motors Company 4.35% 2025	6,240	6,779
General Motors Company 6.125% 2025	36,038	41,919
General Motors Company 6.80% 2027	19,482	23,723
General Motors Company 5.00% 2035	17,245	18,732
General Motors Company 6.60% 2036	155	189
General Motors Company 6.25% 2043	17,014	20,154
General Motors Company 5.20% 2045	2,732	2,947
General Motors Company 6.75% 2046	9,865	12,180
General Motors Company 5.40% 2048	9,192	10,171
General Motors Company 5.95% 2049	48,834	57,281
General Motors Financial Co. 3.70% 2020	10,000	10,015
General Motors Financial Co. 3.15% 2022	161	165
General Motors Financial Co. 3.45% 2022	30,852	31,650
General Motors Financial Co. 3.55% 2022	30,384	31,438
General Motors Financial Co. 1.70% 2023	43,000	43,191
General Motors Financial Co. 3.25% 2023	50,308	52,006
General Motors Financial Co. 3.70% 2023	21,247	22,217
General Motors Financial Co. 5.20% 2023	33,199	36,043
General Motors Financial Co. 3.50% 2024	55,533	58,394
General Motors Financial Co. 3.95% 2024	45,284	47,944
General Motors Financial Co. 5.10% 2024	6,257	6,847
General Motors Financial Co., 2.75% 2025	11,514	11,807
General Motors Financial Co. 4.00% 2025	2,934	3,138
General Motors Financial Co. 4.30% 2025	8,175	8,901
General Motors Financial Co. 5.25% 2026	3,660	4,122
General Motors Financial Co. 2.70% 2027	20,000	19,940
General Motors Financial Co. 4.35% 2027	11,250	12,242
Home Depot, Inc. 3.25% 2022	5,030	5,240
Home Depot, Inc. 2.50% 2027	3,400	3,701
Home Depot, Inc. 2.95% 2029	48,280	54,561
Home Depot, Inc. 5.95% 2041	7,500	11,352
Hyundai Capital America 3.45% 2021[4]	42,460	42,958
Hyundai Capital America 3.75% 2021[4]	20,000	20,459
Hyundai Capital America 2.85% 2022[4]	15,487	16,025
Hyundai Capital America 3.00% 2022[4]	40,500	41,771
Hyundai Capital America 3.25% 2022[4]	17,700	18,424
Hyundai Capital America 3.95% 2022[4]	20,000	20,759
Hyundai Capital America 1.25% 2023[4]	22,978	22,942
Hyundai Capital America 2.375% 2023[4]	39,823	40,928
Hyundai Capital America 5.75% 2023[4]	9,000	9,988
Hyundai Capital America 3.40% 2024[4]	36,820	39,056
Hyundai Capital America 1.80% 2025[4]	15,145	15,080
American Balanced Fund — Page 16 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hyundai Capital America 2.65% 2025[4]	$52,225	$53,880
Hyundai Capital America 5.875% 2025[4]	9,000	10,491
Hyundai Capital America 2.375% 2027[4]	26,923	26,951
Hyundai Capital America 3.00% 2027[4]	41,613	43,097
Lowe’s Companies, Inc. 3.65% 2029	22,148	25,600
Lowe’s Companies, Inc. 4.55% 2049	7,925	10,229
Magna International Inc. 2.45% 2030	21,975	23,170
Nissan Motor Co., Ltd. 3.043% 2023[4]	6,591	6,686
Nissan Motor Co., Ltd. 3.522% 2025[4]	33,813	34,206
Nissan Motor Co., Ltd. 4.345% 2027[4]	64,290	64,638
Nissan Motor Co., Ltd. 4.81% 2030[4]	16,000	16,075
Starbucks Corp. 3.50% 2050	14,605	15,505
Toyota Motor Credit Corp. 0.50% 2023	56,523	56,577
Toyota Motor Credit Corp. 2.25% 2023	10,000	10,509
Toyota Motor Credit Corp. 3.00% 2025	53,500	58,560
Toyota Motor Credit Corp. 1.15% 2027	19,951	19,951
Toyota Motor Credit Corp. 3.05% 2028	10,800	12,121
Volkswagen Group of America Finance, LLC 4.00% 2021[4]	44,168	45,829
Volkswagen Group of America Finance, LLC 2.70% 2022[4]	23,662	24,544
Volkswagen Group of America Finance, LLC 2.90% 2022[4]	8,100	8,378
Volkswagen Group of America Finance, LLC 3.125% 2023[4]	13,164	13,904
Volkswagen Group of America Finance, LLC 4.25% 2023[4]	25,051	27,552
Volkswagen Group of America Finance, LLC 2.85% 2024[4]	10,113	10,759
Volkswagen Group of America Finance, LLC 3.35% 2025[4]	10,544	11,528
Volkswagen Group of America Finance, LLC 4.625% 2025[4]	28,891	33,604
Volkswagen Group of America Finance, LLC 3.20% 2026[4]	20,806	22,756
		2,576,939
Health care 1.26%
Abbott Laboratories 3.40% 2023	8,578	9,325
Abbott Laboratories 3.75% 2026	11,937	13,867
Abbott Laboratories 4.75% 2036	4,800	6,423
Abbott Laboratories 4.90% 2046	3,500	4,940
AbbVie Inc. 5.00% 2021[4]	12,000	12,511
AbbVie Inc. 2.30% 2022[4]	23,946	24,790
AbbVie Inc. 3.45% 2022[4]	11,960	12,394
AbbVie Inc. 2.60% 2024[4]	16,000	16,984
AbbVie Inc. 2.95% 2026[4]	23,479	25,612
AbbVie Inc. 3.20% 2029[4]	11,250	12,418
AbbVie Inc. 4.30% 2036	4,393	5,187
AbbVie Inc. 4.75% 2045[4]	1,404	1,700
AbbVie Inc. 4.45% 2046	6,250	7,464
AbbVie Inc. 4.25% 2049[4]	3,522	4,182
Amgen Inc. 2.70% 2022	10,620	10,985
Amgen Inc. 2.20% 2027	10,699	11,310
Amgen Inc. 3.375% 2050	2,700	2,933
Anthem, Inc. 2.375% 2025	5,318	5,655
AstraZeneca PLC 2.375% 2022	14,720	15,184
AstraZeneca PLC 3.375% 2025	22,445	25,140
AstraZeneca PLC 0.70% 2026	64,476	63,342
AstraZeneca PLC 1.375% 2030	10,000	9,758
AstraZeneca PLC 4.375% 2045	7,462	9,674
AstraZeneca PLC 2.125% 2050	6,141	5,608
Bayer U.S. Finance II LLC 3.875% 2023[4]	63,865	69,860
American Balanced Fund — Page 17 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Bayer U.S. Finance II LLC 4.25% 2025[4]	$53,391	$61,147
Becton, Dickinson and Company 2.894% 2022	9,210	9,530
Becton, Dickinson and Company 3.363% 2024	9,725	10,526
Becton, Dickinson and Company 3.70% 2027	48,166	54,618
Becton, Dickinson and Company 2.823% 2030	9,655	10,427
Boston Scientific Corp. 3.375% 2022	20,000	20,917
Boston Scientific Corp. 3.45% 2024	11,915	12,925
Boston Scientific Corp. 1.90% 2025	12,361	12,922
Boston Scientific Corp. 3.85% 2025	23,140	26,272
Boston Scientific Corp. 3.75% 2026	11,685	13,323
Boston Scientific Corp. 4.00% 2029	31,345	36,470
Bristol-Myers Squibb Co. 2.90% 2024	3,315	3,597
Bristol-Myers Squibb Co. 3.875% 2025	15,310	17,496
Bristol-Myers Squibb Co. 3.20% 2026	22,543	25,443
Centene Corp. 4.25% 2027	69,435	72,820
Centene Corp. 4.625% 2029	90,490	97,725
Centene Corp. 3.00% 2030	17,370	17,717
Centene Corp. 3.375% 2030	49,853	51,801
Children’s Hospital Corp. 2.585% 2050	5,000	4,930
Cigna Corp. 3.40% 2021	13,920	14,329
Cigna Corp. 3.75% 2023	10,045	10,893
Cigna Corp. 4.375% 2028	4,200	4,995
Cigna Corp. 4.80% 2038	11,610	14,434
CVS Health Corp. 3.35% 2021	3,035	3,075
CVS Health Corp. 3.70% 2023	3,359	3,599
CVS Health Corp. 1.30% 2027	10,000	9,863
CVS Health Corp. 1.75% 2030	10,000	9,812
CVS Health Corp. 2.70% 2040	5,000	4,804
Eli Lilly and Company 3.375% 2029	24,265	28,066
Gilead Sciences, Inc. 1.20% 2027	2,716	2,723
Gilead Sciences, Inc. 1.65% 2030	31,909	31,890
Gilead Sciences, Inc. 2.60% 2040	7,341	7,341
Gilead Sciences, Inc. 2.80% 2050	19,393	19,187
GlaxoSmithKline PLC 3.625% 2025	12,165	13,823
GlaxoSmithKline PLC 3.875% 2028	1,838	2,188
GlaxoSmithKline PLC 3.375% 2029	28,162	32,569
Medtronic, Inc. 3.50% 2025	10,013	11,290
Merck & Co., Inc. 2.90% 2024	24,172	26,106
Mylan Laboratories Inc. 3.15% 2021	18,347	18,645
Mylan Laboratories Inc. 4.20% 2023	13,930	15,284
New York University Hospital Center 3.38% 2055	11,083	11,244
Novartis Capital Corp. 1.75% 2025	20,638	21,619
Novartis Capital Corp. 2.00% 2027	15,842	16,803
Partners HealthCare System, Inc. 3.192% 2049	20,800	22,559
Pfizer Inc. 2.95% 2024	14,095	15,226
Pfizer Inc. 3.45% 2029	24,000	28,110
Pfizer Inc. 2.70% 2050	11,661	12,202
Quest Diagnostics, Inc. 2.80% 2031	6,250	6,754
Regeneron Pharmaceuticals, Inc. 1.75% 2030	33,981	33,190
Regeneron Pharmaceuticals, Inc. 2.80% 2050	25,427	23,829
Roche Holdings, Inc. 1.75% 2022[4]	18,330	18,675
Sharp HealthCare 2.68% 2050	17,500	17,601
Shire PLC 2.40% 2021	4,136	4,211
Shire PLC 3.20% 2026	30,903	34,399
American Balanced Fund — Page 18 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	$63,195	$70,281
Takeda Pharmaceutical Company, Ltd. 5.00% 2028	4,864	6,043
Takeda Pharmaceutical Company, Ltd. 2.05% 2030	30,933	31,407
Takeda Pharmaceutical Company, Ltd. 3.025% 2040	8,786	9,115
Takeda Pharmaceutical Company, Ltd. 3.175% 2050	22,662	23,330
Teva Pharmaceutical Finance Co. BV 2.20% 2021	61,543	61,135
Teva Pharmaceutical Finance Co. BV 2.80% 2023	158,775	152,121
Teva Pharmaceutical Finance Co. BV 3.15% 2026	107,999	95,512
Thermo Fisher Scientific Inc. 4.15% 2024	5,840	6,449
Thermo Fisher Scientific Inc. 4.497% 2030	3,075	3,799
UnitedHealth Group Inc. 1.25% 2026	16,694	17,111
UnitedHealth Group Inc. 2.00% 2030	20,000	20,943
UnitedHealth Group Inc. 4.45% 2048	11,500	15,354
Upjohn Inc. 1.65% 2025[4]	7,357	7,541
Upjohn Inc. 2.30% 2027[4]	6,185	6,397
Upjohn Inc. 2.70% 2030[4]	31,213	32,349
Upjohn Inc. 3.85% 2040[4]	6,587	7,121
Upjohn Inc. 4.00% 2050[4]	35,190	37,662
Zimmer Holdings, Inc. 3.15% 2022	18,910	19,569
		2,122,429
Consumer staples 1.04%
Altria Group, Inc. 2.35% 2025	11,337	11,969
Altria Group, Inc. 4.40% 2026	7,595	8,754
Altria Group, Inc. 4.80% 2029	7,088	8,417
Altria Group, Inc. 3.40% 2030	3,494	3,812
Altria Group, Inc. 9.95% 2038	13,500	21,380
Altria Group, Inc. 5.80% 2039	30,100	38,495
Altria Group, Inc. 4.50% 2043	5,466	5,956
Altria Group, Inc. 3.875% 2046	6,139	6,298
Altria Group, Inc. 5.95% 2049	49,308	66,309
Altria Group, Inc. 4.45% 2050	2,211	2,468
Anheuser-Busch Co. / InBev Worldwide 4.70% 2036	6,725	8,131
Anheuser-Busch Co. / InBev Worldwide 4.90% 2046	11,880	14,772
Anheuser-Busch InBev NV 4.15% 2025	29,398	33,223
Anheuser-Busch InBev NV 4.00% 2028	69,467	80,332
Anheuser-Busch InBev NV 3.50% 2030	20,000	22,795
Anheuser-Busch InBev NV 5.45% 2039	34,000	44,003
Anheuser-Busch InBev NV 4.35% 2040	20,000	23,431
Anheuser-Busch InBev NV 4.60% 2048	5,000	5,969
Anheuser-Busch InBev NV 5.55% 2049	21,181	28,837
Anheuser-Busch InBev NV 4.50% 2050	20,000	24,099
British American Tobacco International Finance PLC 3.95% 2025[4]	16,500	18,361
British American Tobacco International Finance PLC 1.668% 2026	20,385	20,476
British American Tobacco PLC 3.222% 2024	22,000	23,562
British American Tobacco PLC 3.215% 2026	21,600	23,290
British American Tobacco PLC 3.557% 2027	21,724	23,500
British American Tobacco PLC 4.70% 2027	11,661	13,397
British American Tobacco PLC 2.259% 2028	35,466	35,612
British American Tobacco PLC 4.906% 2030	15,000	17,721
British American Tobacco PLC 2.726% 2031	29,625	29,408
British American Tobacco PLC 4.39% 2037	54,145	58,597
British American Tobacco PLC 4.54% 2047	103,073	110,504
British American Tobacco PLC 4.758% 2049	65,861	71,612
American Balanced Fund — Page 19 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Coca-Cola Company 1.00% 2028	$24,115	$24,063
Coca-Cola Company 1.375% 2031	16,960	16,822
Coca-Cola Company 2.50% 2051	8,140	8,106
Conagra Brands, Inc. 4.30% 2024	12,355	13,789
Conagra Brands, Inc. 5.30% 2038	12,865	16,552
Conagra Brands, Inc. 5.40% 2048	5,211	7,053
Constellation Brands, Inc. 2.65% 2022	27,175	28,155
Constellation Brands, Inc. 2.70% 2022	2,905	3,000
Constellation Brands, Inc. 3.60% 2028	10,000	11,308
Constellation Brands, Inc. 2.875% 2030	5,640	6,103
Constellation Brands, Inc. 4.50% 2047	3,465	4,204
Constellation Brands, Inc. 3.75% 2050	7,560	8,477
Costco Wholesale Corp. 2.75% 2024	40,000	43,275
Costco Wholesale Corp. 1.375% 2027	28,694	29,439
Imperial Tobacco Finance PLC 3.50% 2023[4]	17,000	17,795
Keurig Dr Pepper Inc. 4.417% 2025	20,000	23,058
Keurig Dr Pepper Inc. 4.597% 2028	13,096	15,754
Keurig Dr Pepper Inc. 3.20% 2030	10,333	11,564
Keurig Dr Pepper Inc. 4.985% 2038	36,150	47,049
Keurig Dr Pepper Inc. 5.085% 2048	2,076	2,796
Kimberly-Clark Corp. 1.05% 2027	6,395	6,446
Kimberly-Clark Corp. 3.10% 2030	4,115	4,716
Molson Coors Brewing Co. 4.20% 2046	43,813	46,337
Nestlé Holdings, Inc. 0.625% 2026[4]	20,790	20,635
Nestlé Holdings, Inc. 1.00% 2027[4]	54,306	54,221
Nestlé Holdings, Inc. 1.25% 2030[4]	30,000	29,778
PepsiCo, Inc. 3.50% 2040	5,425	6,436
Philip Morris International Inc. 1.875% 2021	6,340	6,364
Philip Morris International Inc. 2.375% 2022	15,390	15,861
Philip Morris International Inc. 2.625% 2022	13,750	14,144
Philip Morris International Inc. 1.125% 2023	18,750	19,049
Philip Morris International Inc. 2.875% 2024	21,097	22,657
Philip Morris International Inc. 3.25% 2024	10,000	11,009
Philip Morris International Inc. 1.50% 2025	7,438	7,683
Philip Morris International Inc. 3.375% 2025	27,395	30,515
Philip Morris International Inc. 3.375% 2029	15,827	18,032
Procter & Gamble Co. 1.70% 2021	8,270	8,400
Procter & Gamble Co. 3.00% 2030	10,101	11,735
Procter & Gamble Co. 3.60% 2050	6,315	8,040
Reckitt Benckiser Group PLC 2.375% 2022[4]	4,750	4,893
Reynolds American Inc. 3.25% 2022	10,640	10,990
Reynolds American Inc. 4.00% 2022	3,410	3,595
Reynolds American Inc. 4.45% 2025	10,795	12,158
Reynolds American Inc. 5.70% 2035	1,555	1,944
Reynolds American Inc. 5.85% 2045	31,296	38,093
Wal-Mart Stores, Inc. 2.55% 2023	5,605	5,888
Wal-Mart Stores, Inc. 2.85% 2024	36,165	39,267
Wal-Mart Stores, Inc. 3.05% 2026	21,505	24,239
WM. Wrigley Jr. Co. 3.375% 2020[4]	22,500	22,534
		1,749,511
American Balanced Fund — Page 20 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology 0.88%	Principal amount (000)	Value (000)
Adobe Inc. 1.90% 2025	$18,950	$20,052
Adobe Inc. 2.15% 2027	28,264	30,373
Apple Inc. 3.00% 2024	10,000	10,773
Apple Inc. 0.55% 2025	53,013	53,148
Apple Inc. 1.125% 2025	17,154	17,578
Apple Inc. 1.25% 2030	31,810	31,676
Apple Inc. 1.65% 2030	20,000	20,728
Apple Inc. 2.40% 2050	52,679	53,072
Apple Inc. 2.65% 2050	7,319	7,644
Broadcom Inc. 3.625% 2024	21,000	22,933
Broadcom Inc. 3.15% 2025	20,000	21,597
Broadcom Inc. 4.70% 2025	25,760	29,296
Broadcom Inc. 4.25% 2026	191,671	216,131
Broadcom Inc. 4.75% 2029	14,230	16,537
Broadcom Inc. 5.00% 2030	7,500	8,866
Broadcom Ltd. 2.65% 2023	5,000	5,197
Broadcom Ltd. 3.625% 2024	12,250	13,185
Broadcom Ltd. 3.875% 2027	149,415	165,906
Broadcom Ltd. 3.50% 2028	15,000	16,259
Fiserv, Inc. 3.20% 2026	57,425	63,869
Fiserv, Inc. 2.25% 2027	49,797	52,678
Fiserv, Inc. 3.50% 2029	26,565	30,313
Fiserv, Inc. 2.65% 2030	12,789	13,787
Fiserv, Inc. 4.40% 2049	17,710	22,209
Global Payments Inc. 2.90% 2030	1,813	1,942
International Business Machines Corp. 1.95% 2030	18,750	19,350
Intuit Inc. 0.95% 2025	3,170	3,205
Intuit Inc. 1.35% 2027	7,890	8,016
Intuit Inc. 1.65% 2030	15,305	15,594
Mastercard Inc. 3.30% 2027	18,000	20,607
Microsoft Corp. 1.55% 2021	11,600	11,728
Microsoft Corp. 3.125% 2025	3,055	3,419
Microsoft Corp. 2.40% 2026	15,000	16,361
Microsoft Corp. 3.30% 2027	31,655	36,230
Microsoft Corp. 4.20% 2035	8,000	10,529
Microsoft Corp. 4.10% 2037	6,749	8,789
Microsoft Corp. 2.525% 2050	9,560	10,035
Oracle Corp. 2.80% 2021	11,276	11,495
Oracle Corp. 3.60% 2050	22,007	24,675
PayPal Holdings, Inc. 1.65% 2025	20,453	21,212
PayPal Holdings, Inc. 2.65% 2026	15,368	16,779
PayPal Holdings, Inc. 2.85% 2029	28,419	31,306
PayPal Holdings, Inc. 2.30% 2030	8,250	8,727
ServiceNow, Inc. 1.40% 2030	50,670	49,382
Simon Property Group, LP 3.50% 2025	19,500	21,385
Simon Property Group, LP 2.65% 2030	21,275	21,430
Visa Inc. 2.80% 2022	23,000	24,178
Visa Inc. 3.15% 2025	34,000	38,076
Visa Inc. 0.75% 2027	10,750	10,683
Visa Inc. 2.05% 2030	29,557	31,669
Visa Inc. 1.10% 2031	34,071	33,433
Visa Inc. 2.00% 2050	36,664	34,030
		1,488,072
American Balanced Fund — Page 21 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials 0.87%	Principal amount (000)	Value (000)
3M Co. 2.65% 2025	$3,000	$3,262
Air Lease Corp. 2.875% 2026	42,935	42,255
Avolon Holdings Funding Ltd. 3.625% 2022[4]	16,445	16,167
Avolon Holdings Funding Ltd. 3.95% 2024[4]	44,320	42,136
Avolon Holdings Funding Ltd. 4.375% 2026[4]	10,390	9,867
Avolon Holdings Funding Ltd. 3.25% 2027[4]	27,000	24,143
Boeing Company 4.508% 2023	51,563	54,328
Boeing Company 2.80% 2024	6,994	7,139
Boeing Company 4.875% 2025	98,523	107,628
Boeing Company 3.10% 2026	17,224	17,190
Boeing Company 2.70% 2027	43,824	42,780
Boeing Company 5.04% 2027	40,468	44,512
Boeing Company 3.20% 2029	2,568	2,531
Boeing Company 2.95% 2030	8,437	8,166
Boeing Company 5.15% 2030	31,250	35,100
Boeing Company 3.60% 2034	41,955	40,462
Boeing Company 3.25% 2035	6,300	5,923
Boeing Company 3.90% 2049	7,056	6,500
Boeing Company 5.805% 2050	17,370	21,032
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[4]	8,800	8,839
Burlington Northern Santa Fe LLC 3.55% 2050	15,000	17,561
Canadian National Railway Co. 3.20% 2046	4,100	4,624
Carrier Global Corp. 2.242% 2025[4]	31,933	33,319
Carrier Global Corp. 2.493% 2027[4]	19,898	20,837
Carrier Global Corp. 2.722% 2030[4]	49,038	51,330
Carrier Global Corp. 3.377% 2040[4]	10,000	10,474
Carrier Global Corp. 3.577% 2050[4]	29,060	30,830
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022	1,125	1,103
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	120	118
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022	—[7]	—[7]
CSX Corp. 3.80% 2028	31,025	36,234
CSX Corp. 4.25% 2029	14,593	17,595
CSX Corp. 4.30% 2048	19,000	23,701
Delta Air Lines, Inc., Series 2002-1, Class G1, MBIA insured, 6.718% 2024	1,849	1,783
Emerson Electric Co. 1.80% 2027	17,707	18,487
Emerson Electric Co. 1.95% 2030	22,067	22,914
Emerson Electric Co. 2.75% 2050	11,156	11,377
Fortive Corp. 2.35% 2021	6,505	6,581
GE Capital International Funding Co. 4.418% 2035	69,065	73,153
General Dynamics Corp. 3.375% 2023	6,120	6,580
General Dynamics Corp. 3.50% 2025	19,536	21,915
General Electric Capital Corp. 6.15% 2037	5,660	6,816
General Electric Co. 3.45% 2027	20,486	21,685
General Electric Co. 3.625% 2030	7,686	7,993
General Electric Co. 4.25% 2040	2,650	2,705
General Electric Co. 4.125% 2042	870	884
General Electric Co. 4.35% 2050	22,579	23,049
Honeywell International Inc. 1.85% 2021	4,480	4,552
Honeywell International Inc. 2.15% 2022	4,490	4,641
Honeywell International Inc. 2.30% 2024	19,430	20,740
Honeywell International Inc. 1.35% 2025	20,815	21,474
Honeywell International Inc. 2.70% 2029	27,555	30,537
Lockheed Martin Corp. 3.55% 2026	7,835	8,925
Norfolk Southern Corp. 3.05% 2050	12,596	13,492
American Balanced Fund — Page 22 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Northrop Grumman Corp. 2.93% 2025	$28,490	$31,011
Northrop Grumman Corp. 3.25% 2028	15,000	16,867
Otis Worldwide Corp. 2.293% 2027	7,623	8,116
Otis Worldwide Corp. 3.112% 2040	5,000	5,367
Raytheon Technologies Corp. 2.80% 2022[4]	22,725	23,440
Raytheon Technologies Corp. 3.125% 2050	6,669	7,159
Siemens AG 2.70% 2022[4]	51,020	52,725
Union Pacific Corp. 3.15% 2024	22,072	23,841
Union Pacific Corp. 3.75% 2025	24,640	28,082
Union Pacific Corp. 2.15% 2027	8,807	9,385
Union Pacific Corp. 3.95% 2028	20,000	23,625
Union Pacific Corp. 3.70% 2029	31,310	36,379
Union Pacific Corp. 2.40% 2030	10,000	10,788
Union Pacific Corp. 3.75% 2070	28,080	31,757
United Technologies Corp. 3.65% 2023	799	864
United Technologies Corp. 3.95% 2025	13,225	15,051
United Technologies Corp. 4.125% 2028	16,815	19,926
Vinci SA 3.75% 2029[4]	5,340	6,391
		1,468,743
Communication services 0.76%
Alphabet Inc. 0.45% 2025	4,155	4,135
Alphabet Inc. 1.998% 2026	7,000	7,514
Alphabet Inc. 1.10% 2030	41,500	41,185
Alphabet Inc. 1.90% 2040	15,610	15,027
Alphabet Inc. 2.05% 2050	40,821	38,143
Alphabet Inc. 2.25% 2060	40,910	38,806
AT&T Inc. 2.30% 2027	15,500	16,294
AT&T Inc. 1.65% 2028	25,140	25,226
AT&T Inc. 2.75% 2031	30,000	31,631
AT&T Inc. 2.25% 2032	40,575	40,669
AT&T Inc. 3.50% 2041	50,900	53,766
AT&T Inc. 4.30% 2042	825	932
AT&T Inc. 3.65% 2051	5,000	5,074
AT&T Inc. 3.30% 2052	36,818	34,488
AT&T Inc. 3.50% 2053[4]	27,830	27,244
AT&T Inc. 3.85% 2060	5,000	5,106
British Telecommunications PLC 9.625% 2030[5]	7,758	12,440
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	10,000	11,571
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	25,701	26,741
CCO Holdings LLC and CCO Holdings Capital Corp. 3.70% 2051	20,000	19,892
CenturyLink, Inc. 4.00% 2027[4]	79,017	80,382
Comcast Corp. 3.10% 2025	18,000	19,853
Comcast Corp. 3.15% 2026	11,215	12,479
Comcast Corp. 3.30% 2027	20,000	22,651
Comcast Corp. 3.40% 2030	10,825	12,517
Comcast Corp. 1.50% 2031	10,000	9,864
Comcast Corp. 1.95% 2031	30,752	31,662
Comcast Corp. 3.20% 2036	7,250	8,066
Comcast Corp. 3.90% 2038	3,190	3,787
Comcast Corp. 4.60% 2038	20,000	25,528
Comcast Corp. 3.75% 2040	11,163	13,077
Comcast Corp. 4.70% 2048	10,000	13,279
Comcast Corp. 2.80% 2051	20,000	20,163
American Balanced Fund — Page 23 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Comcast Corp. 2.45% 2052	$5,909	$5,554
Cox Communications, Inc. 1.80% 2030[4]	13,737	13,566
Cox Communications, Inc. 2.95% 2050[4]	4,983	4,793
Deutsche Telekom AG 3.625% 2050[4]	11,117	12,352
Deutsche Telekom International Finance BV 9.25% 2032	6,194	10,485
Discovery Communications, Inc. 3.625% 2030	33,035	36,805
Discovery Communications, Inc. 4.65% 2050	11,250	12,893
Fox Corp. 4.03% 2024	4,480	4,936
Fox Corp. 3.50% 2030	2,757	3,112
NBCUniversal Enterprise, Inc., junior subordinated, 5.25%[4]	5,730	5,795
Orange SA 5.50% 2044	11,000	15,880
T-Mobile US, Inc. 3.50% 2025[4]	16,375	17,983
T-Mobile US, Inc. 1.50% 2026[4]	19,000	19,077
T-Mobile US, Inc. 3.75% 2027[4]	26,300	29,470
T-Mobile US, Inc. 2.05% 2028[4]	30,450	31,159
T-Mobile US, Inc. 3.875% 2030[4]	29,375	33,437
T-Mobile US, Inc. 2.55% 2031[4]	17,500	18,153
T-Mobile US, Inc. 4.375% 2040[4]	10,000	11,732
T-Mobile US, Inc. 4.50% 2050[4]	17,550	21,127
T-Mobile US, Inc. 3.30% 2051[4]	16,725	16,527
Verizon Communications Inc. 4.125% 2027	26,900	31,775
Verizon Communications Inc. 3.875% 2029	4,464	5,286
Verizon Communications Inc. 4.016% 2029	21,676	26,032
Verizon Communications Inc. 4.50% 2033	23,000	29,103
Verizon Communications Inc. 4.272% 2036	28,608	35,318
Verizon Communications Inc. 4.522% 2048	3,750	4,930
Vodafone Group PLC 3.75% 2024	39,450	43,124
Vodafone Group PLC 4.375% 2028	5,000	5,925
Vodafone Group PLC 5.25% 2048	10,000	12,913
Vodafone Group PLC 4.25% 2050	21,020	24,454
Walt Disney Company 1.75% 2026	1,950	2,028
Walt Disney Company 4.70% 2050	2,500	3,313
Walt Disney Company 3.60% 2051	4,369	4,938
		1,283,167
Real estate 0.30%
Alexandria Real Estate Equities, Inc. 3.95% 2028	3,970	4,573
Alexandria Real Estate Equities, Inc. 3.375% 2031	21,020	23,723
Alexandria Real Estate Equities, Inc. 1.875% 2033	11,167	10,939
Alexandria Real Estate Equities, Inc. 4.85% 2049	4,046	5,427
Alexandria Real Estate Equities, Inc. 4.00% 2050	5,210	6,240
American Campus Communities, Inc. 3.75% 2023	11,715	12,328
American Campus Communities, Inc. 4.125% 2024	10,965	11,829
American Campus Communities, Inc. 3.625% 2027	16,532	17,615
American Campus Communities, Inc. 2.85% 2030	9,075	9,197
American Campus Communities, Inc. 3.875% 2031	2,066	2,261
American Tower Corp. 3.55% 2027	6,815	7,637
American Tower Corp. 3.60% 2028	3,750	4,212
Brandywine Operating Partnership, LP 3.95% 2023	1,639	1,696
Corporate Office Properties LP 3.60% 2023	6,000	6,296
Corporate Office Properties LP 5.25% 2024	20,030	21,893
Corporate Office Properties LP 5.00% 2025	1,235	1,394
Corporate Office Properties LP 2.25% 2026	10,339	10,468
Equinix, Inc. 2.625% 2024	10,601	11,280
American Balanced Fund — Page 24 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Equinix, Inc. 1.25% 2025	$7,722	$7,782
Equinix, Inc. 2.90% 2026	13,636	14,723
Equinix, Inc. 1.80% 2027	11,891	12,014
Equinix, Inc. 1.55% 2028	17,275	17,288
Equinix, Inc. 3.20% 2029	15,036	16,597
Equinix, Inc. 2.15% 2030	18,655	18,926
Equinix, Inc. 3.00% 2050	19,120	19,053
Equinix, Inc. 2.95% 2051	6,454	6,311
Essex Portfolio LP 3.875% 2024	27,215	29,797
Essex Portfolio LP 3.50% 2025	28,995	31,882
Essex Portfolio LP 3.375% 2026	2,395	2,663
Federal Realty Investment Trust 3.50% 2030	23,372	25,340
Gaming and Leisure Properties, Inc. 3.35% 2024	9,135	9,299
Gaming and Leisure Properties, Inc. 4.00% 2030	5,000	5,184
Hospitality Properties Trust 4.25% 2021	510	509
Hospitality Properties Trust 5.00% 2022	4,350	4,346
Hospitality Properties Trust 4.50% 2023	15,630	15,363
Hospitality Properties Trust 4.95% 2027	2,750	2,454
Hospitality Properties Trust 3.95% 2028	12,610	10,566
Public Storage 2.37% 2022	2,160	2,237
Scentre Group 3.25% 2025[4]	5,170	5,461
Scentre Group 3.50% 2025[4]	10,415	11,051
Scentre Group 3.75% 2027[4]	13,620	14,585
WEA Finance LLC 3.25% 2020[4]	18,496	18,500
Westfield Corp. Ltd. 3.15% 2022[4]	35,935	36,527
		507,466
Materials 0.30%
Air Products and Chemicals, Inc. 1.50% 2025	10,772	11,185
Air Products and Chemicals, Inc. 1.85% 2027	9,643	10,132
Air Products and Chemicals, Inc. 2.05% 2030	12,561	13,251
Anglo American Capital PLC 5.375% 2025[4]	22,804	26,234
Anglo American Capital PLC 2.625% 2030[4]	28,994	28,822
Anglo American Capital PLC 3.95% 2050[4]	15,935	16,319
BHP Billiton Finance Ltd. 6.25% 2075 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) 5-year + 4.971% on 10/19/2020)[4,5]	3,175	3,176
Chevron Phillips Chemical Co. LLC 3.30% 2023[4]	2,440	2,591
Dow Chemical Co. 4.55% 2025	23,705	27,621
Dow Chemical Co. 3.625% 2026	7,265	8,077
Dow Chemical Co. 2.10% 2030	8,000	7,888
Dow Chemical Co. 4.80% 2049	12,810	15,262
Dow Chemical Co. 3.60% 2050	40,000	40,620
Eastman Chemical Company 3.80% 2025	7,405	8,179
Ecolab Inc. 5.50% 2041	204	294
Glencore Funding LLC 4.125% 2024[4]	16,500	17,896
Holcim Ltd. 5.15% 2023[4]	17,000	18,866
International Paper Co. 7.30% 2039	7,835	11,500
LYB International Finance III, LLC 2.875% 2025	3,600	3,862
LYB International Finance III, LLC 3.375% 2030	3,750	4,086
LYB International Finance III, LLC 4.20% 2050	10,000	11,162
Mosaic Co. 3.25% 2022	4,750	4,966
Mosaic Co. 4.05% 2027	4,490	5,000
Newcrest Finance Pty Ltd. 3.25% 2030[4]	2,410	2,632
Newcrest Finance Pty Ltd. 4.20% 2050[4]	10,318	12,107
American Balanced Fund — Page 25 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Nutrien Ltd. 1.90% 2023	$11,488	$11,866
Nutrition & Biosciences, Inc. 1.832% 2027[4]	21,614	21,727
Nutrition & Biosciences, Inc. 2.30% 2030[4]	27,410	27,623
Nutrition & Biosciences, Inc. 3.468% 2050[4]	8,000	8,037
Praxair, Inc. 1.10% 2030	28,709	27,861
Praxair, Inc. 2.00% 2050	4,424	3,992
Sherwin-Williams Company 2.75% 2022	425	440
Sherwin-Williams Company 3.125% 2024	4,260	4,607
Sherwin-Williams Company 2.30% 2030	3,631	3,799
Sherwin-Williams Company 3.80% 2049	37,768	43,188
Sherwin-Williams Company 3.30% 2050	10,000	10,553
Vale Overseas Ltd. 3.75% 2030	22,321	22,991
Westlake Chemical Corp. 4.375% 2047	2,500	2,675
		501,087
Total corporate bonds, notes & loans		23,302,232
Mortgage-backed obligations 9.74%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[4,6,8]	5,681	5,812
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[4,8]	2,167	2,183
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 2052[8]	405	473
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2052[8]	3,422	4,058
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 2061[8]	4,013	4,567
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2061[8]	515	579
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2061[8]	795	916
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 2061[6,8]	9,618	11,443
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[8]	18,122	19,562
Barclays Commercial Mortgage Securities LLC, Series 2017-DELC, Class A, 1.002% 2036[4,6,8]	12,000	11,683
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.748% 2029[4,6,8]	27,930	27,451
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[8]	11,350	13,057
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 2052[8]	9,988	12,051
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[8]	17,198	18,349
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 2053[6,8]	3,073	3,769
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 2057[8]	8,000	8,958
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[4,6,8]	7,156	7,404
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 2048[4,6,8]	5,773	5,972
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M1, 2.572% 2029[4,6,8]	6,909	6,987
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M2, 2.863% 2029[4,6,8]	1,681	1,703
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M3, 3.257% 2029[4,6,8]	861	852
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[4,6,8]	11,576	12,052
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 2050[8]	13,000	14,772
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1, 4.053% 2033[6,8]	524	504
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 2048[8]	3,070	3,198
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[8]	800	883
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2049[8]	2,395	2,693
Citigroup Mortgage Loan Trust Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[4,6,8]	7,493	7,554
Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922% 2045[4,8]	1,480	1,448
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[4,6,8]	1,070	1,126
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[8]	1,280	1,396
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 2050[8]	15,265	17,004
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[4,8]	18,052	18,681
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[8]	277	294
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[8]	123	133
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[8]	1,155	1,218
American Balanced Fund — Page 26 of 49

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 2048[8]	$5,600	$5,977
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.709% 2048[6,8]	701	692
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 2050[6,8]	1,000	1,051
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 2046[4,8]	2,889	2,896
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[8]	550	604
Fannie Mae Pool #AJ9156 3.00% 2026[8]	456	479
Fannie Mae Pool #AJ0049 3.00% 2026[8]	392	412
Fannie Mae Pool #AH3426 3.00% 2026[8]	237	249
Fannie Mae Pool #AJ6086 3.00% 2026[8]	234	246
Fannie Mae Pool #AJ9155 3.00% 2026[8]	233	244
Fannie Mae Pool #AJ6999 3.00% 2026[8]	47	49
Fannie Mae Pool #AJ4087 3.00% 2026[8]	9	9
Fannie Mae Pool #AJ1756 3.00% 2026[8]	7	8
Fannie Mae Pool #AI8140 3.50% 2026[8]	18	19
Fannie Mae Pool #AL5603 3.00% 2027[8]	830	871
Fannie Mae Pool #AB4281 3.00% 2027[8]	736	773
Fannie Mae Pool #AL1381 3.00% 2027[8]	463	487
Fannie Mae Pool #AP7539 3.00% 2027[8]	420	442
Fannie Mae Pool #AK3264 3.00% 2027[8]	301	316
Fannie Mae Pool #AB4483 3.00% 2027[8]	264	278
Fannie Mae Pool #AB4485 3.00% 2027[8]	262	275
Fannie Mae Pool #AP7788 3.00% 2027[8]	236	249
Fannie Mae Pool #AO8678 3.00% 2027[8]	161	170
Fannie Mae Pool #AK4347 3.00% 2027[8]	93	98
Fannie Mae Pool #AP0457 3.00% 2027[8]	41	43
Fannie Mae Pool #AJ9193 3.00% 2027[8]	25	26
Fannie Mae Pool #AQ4458 3.00% 2027[8]	16	17
Fannie Mae Pool #MA1062 3.00% 2027[8]	5	6
Fannie Mae Pool #AL2740 3.00% 2027[8]	4	4
Fannie Mae Pool #AK6769 3.50% 2027[8]	18	19
Fannie Mae Pool #AL4693 3.00% 2028[8]	72	75
Fannie Mae Pool #AL3802 3.00% 2028[8]	47	50
Fannie Mae Pool #AL5878 3.50% 2029[8]	258	281
Fannie Mae Pool #BM4299 3.00% 2030[8]	910	954
Fannie Mae Pool #FM1465 3.00% 2030[8]	376	402
Fannie Mae Pool #BA0496 3.50% 2030[8]	119	127
Fannie Mae Pool #AL7688 3.50% 2030[8]	118	127
Fannie Mae Pool #AZ5722 3.50% 2030[8]	18	19
Fannie Mae Pool #AL7972 3.50% 2031[8]	168	181
Fannie Mae Pool #BE7150 3.50% 2032[8]	330	356
Fannie Mae Pool #CA0960 3.50% 2032[8]	22	24
Fannie Mae Pool #BJ7443 3.00% 2033[8]	25	26
Fannie Mae Pool #AS0727 3.50% 2033[8]	114	124
Fannie Mae Pool #BJ9002 3.50% 2033[8]	77	84
Fannie Mae Pool #CA1270 3.50% 2033[8]	16	18
Fannie Mae Pool #555880 5.50% 2033[8]	1,311	1,544
Fannie Mae Pool #555956 5.50% 2033[8]	1,155	1,360
Fannie Mae Pool #357399 5.50% 2033[8]	129	151
Fannie Mae Pool #FM1394 3.00% 2034[8]	64	69
Fannie Mae Pool #MA4124 2.50% 2035[8]	47,935	50,222
Fannie Mae Pool #MA2138 3.50% 2035[8]	318	343
Fannie Mae Pool #AA0914 5.00% 2035[8]	399	443
Fannie Mae Pool #745092 6.50% 2035[8]	1,248	1,460
Fannie Mae Pool #887695 6.00% 2036[8]	408	482
Fannie Mae Pool #888292 6.00% 2037[8]	3,491	4,129
American Balanced Fund — Page 27 of 49

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #888746 6.50% 2037[8]	$716	$814
Fannie Mae Pool #256860 6.50% 2037[8]	427	495
Fannie Mae Pool #MA3412 3.50% 2038[8]	858	905
Fannie Mae Pool #MA3280 3.50% 2038[8]	315	334
Fannie Mae Pool #MA3539 4.50% 2038[8]	330	358
Fannie Mae Pool #889658 6.50% 2038[8]	1,135	1,306
Fannie Mae Pool #MA3742 3.50% 2039[8]	2,591	2,730
Fannie Mae Pool #FM1441 3.50% 2039[8]	972	1,024
Fannie Mae Pool #MA3832 3.50% 2039[8]	800	843
Fannie Mae Pool #FM3075 3.50% 2039[8]	357	377
Fannie Mae Pool #MA3772 3.50% 2039[8]	238	252
Fannie Mae Pool #AD0679 5.50% 2039[8]	35	40
Fannie Mae Pool #AE0395 4.50% 2040[8]	5,724	6,428
Fannie Mae Pool #AE3049 4.50% 2040[8]	4,319	4,847
Fannie Mae Pool #AE5471 4.50% 2040[8]	3,118	3,507
Fannie Mae Pool #AD8536 5.00% 2040[8]	2,340	2,689
Fannie Mae Pool #AE2513 5.00% 2040[8]	1,953	2,251
Fannie Mae Pool #932752 5.00% 2040[8]	642	740
Fannie Mae Pool #AE4689 5.00% 2040[8]	596	664
Fannie Mae Pool #AI2503 4.00% 2041[8]	3,983	4,386
Fannie Mae Pool #AH3575 4.50% 2041[8]	4,342	4,888
Fannie Mae Pool #AI5589 4.50% 2041[8]	61	69
Fannie Mae Pool #AI8121 5.00% 2041[8]	927	1,068
Fannie Mae Pool #AH5452 5.00% 2041[8]	794	910
Fannie Mae Pool #AI4289 5.00% 2041[8]	767	884
Fannie Mae Pool #AI0582 5.00% 2041[8]	685	790
Fannie Mae Pool #AH9420 5.00% 2041[8]	672	760
Fannie Mae Pool #AI7218 5.00% 2041[8]	503	555
Fannie Mae Pool #AH9938 5.00% 2041[8]	375	432
Fannie Mae Pool #AI3894 5.00% 2041[8]	329	364
Fannie Mae Pool #AH9370 5.00% 2041[8]	288	317
Fannie Mae Pool #AI6576 5.00% 2041[8]	209	239
Fannie Mae Pool #MA0791 5.00% 2041[8]	201	231
Fannie Mae Pool #AI4296 5.00% 2041[8]	129	147
Fannie Mae Pool #AI7159 5.00% 2041[8]	121	133
Fannie Mae Pool #AI7058 5.00% 2041[8]	85	97
Fannie Mae Pool #AI1865 5.00% 2041[8]	57	66
Fannie Mae Pool #AI6599 5.00% 2041[8]	29	32
Fannie Mae Pool #AI4563 5.00% 2041[8]	10	11
Fannie Mae Pool #AJ1422 5.00% 2041[8]	8	9
Fannie Mae Pool #AK2147 5.00% 2042[8]	235	258
Fannie Mae Pool #AT7696 3.50% 2043[8]	7,614	8,255
Fannie Mae Pool #AT7689 3.50% 2043[8]	3,253	3,508
Fannie Mae Pool #AT7680 3.50% 2043[8]	1,455	1,577
Fannie Mae Pool #AQ9302 3.50% 2043[8]	1,030	1,118
Fannie Mae Pool #AU8813 4.00% 2043[8]	390	446
Fannie Mae Pool #AU9348 4.00% 2043[8]	260	297
Fannie Mae Pool #AU9350 4.00% 2043[8]	219	246
Fannie Mae Pool #AV1538 4.50% 2043[8]	7,902	8,873
Fannie Mae Pool #FM1352 3.50% 2044[8]	565	600
Fannie Mae Pool #AS4477 3.50% 2045[8]	25,555	27,268
Fannie Mae Pool #AL8354 3.50% 2045[8]	11,664	12,867
Fannie Mae Pool #MA2608 3.00% 2046[8]	3,306	3,476
Fannie Mae Pool #MA2771 3.00% 2046[8]	2,824	2,972
Fannie Mae Pool #AL8522 3.50% 2046[8]	17,903	19,749
American Balanced Fund — Page 28 of 49

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AS6789 3.50% 2046[8]	$13,392	$14,443
Fannie Mae Pool #BC0157 3.50% 2046[8]	12,795	14,018
Fannie Mae Pool #AL9499 3.50% 2046[8]	11,398	12,313
Fannie Mae Pool #AS7168 3.50% 2046[8]	8,165	8,809
Fannie Mae Pool #BC7611 4.00% 2046[8]	2,378	2,631
Fannie Mae Pool #BD9665 4.00% 2046[8]	1,507	1,642
Fannie Mae Pool #BF0364 3.00% 2047[8]	37,131	39,120
Fannie Mae Pool #BF0302 3.00% 2047[8]	30,669	32,562
Fannie Mae Pool #BM3528 3.50% 2047[8]	63,085	69,055
Fannie Mae Pool #MA3210 3.50% 2047[8]	30,396	32,177
Fannie Mae Pool #CA0770 3.50% 2047[8]	12,193	12,956
Fannie Mae Pool #MA3182 3.50% 2047[8]	10,622	11,233
Fannie Mae Pool #BE3151 3.50% 2047[8]	2,232	2,414
Fannie Mae Pool #BE3162 3.50% 2047[8]	1,742	1,887
Fannie Mae Pool #BH6387 3.50% 2047[8]	1,076	1,144
Fannie Mae Pool #BH7058 3.50% 2047[8]	305	322
Fannie Mae Pool #BH7779 3.50% 2047[8]	100	106
Fannie Mae Pool #CA0453 4.00% 2047[8]	49,802	53,301
Fannie Mae Pool #MA3149 4.00% 2047[8]	38,769	41,512
Fannie Mae Pool #MA3183 4.00% 2047[8]	9,942	10,676
Fannie Mae Pool #BM4413 4.50% 2047[8]	20,029	21,768
Fannie Mae Pool #CA0623 4.50% 2047[8]	8,561	9,302
Fannie Mae Pool #BE9242 4.50% 2047[8]	46	51
Fannie Mae Pool #257030 6.50% 2047[8]	73	79
Fannie Mae Pool #947661 6.50% 2047[8]	55	59
Fannie Mae Pool #256975 7.00% 2047[8]	40	47
Fannie Mae Pool #920015 7.00% 2047[8]	37	44
Fannie Mae Pool #257036 7.00% 2047[8]	22	25
Fannie Mae Pool # 256893 7.00% 2047[8]	9	10
Fannie Mae Pool #BF0293 3.00% 2048[8]	139,105	148,456
Fannie Mae Pool #BF0323 3.00% 2048[8]	66,595	71,072
Fannie Mae Pool #FM3278 3.50% 2048[8]	149,487	158,020
Fannie Mae Pool #BF0325 3.50% 2048[8]	86,716	93,526
Fannie Mae Pool #BF0318 3.50% 2048[8]	75,404	81,326
Fannie Mae Pool #MA3238 3.50% 2048[8]	58,037	61,375
Fannie Mae Pool #FM3164 3.50% 2048[8]	52,053	55,041
Fannie Mae Pool #BM4033 3.50% 2048[8]	44,731	48,329
Fannie Mae Pool #CA1532 3.50% 2048[8]	25,342	26,910
Fannie Mae Pool #CA1073 3.50% 2048[8]	15,573	16,497
Fannie Mae Pool #BM3714 3.50% 2048[8]	13,928	15,055
Fannie Mae Pool #MA3332 3.50% 2048[8]	13,551	14,330
Fannie Mae Pool #CA2451 3.50% 2048[8]	12,162	12,880
Fannie Mae Pool #BJ6760 3.50% 2048[8]	10,164	10,999
Fannie Mae Pool #MA3442 3.50% 2048[8]	9,982	10,526
Fannie Mae Pool #BH9277 3.50% 2048[8]	9,753	10,317
Fannie Mae Pool #BJ5926 3.50% 2048[8]	8,214	8,713
Fannie Mae Pool #BJ3790 3.50% 2048[8]	5,170	5,475
Fannie Mae Pool #BJ5927 3.50% 2048[8]	3,694	3,915
Fannie Mae Pool #BM3332 3.50% 2048[8]	3,335	3,596
Fannie Mae Pool #MA3383 3.50% 2048[8]	2,804	2,954
Fannie Mae Pool #MA3356 3.50% 2048[8]	1,049	1,108
Fannie Mae Pool #BJ8606 3.50% 2048[8]	531	562
Fannie Mae Pool #MA3494 3.50% 2048[8]	427	451
Fannie Mae Pool #MA3414 3.50% 2048[8]	382	403
Fannie Mae Pool #MA3466 3.50% 2048[8]	153	161
American Balanced Fund — Page 29 of 49

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BN1433 3.50% 2048[8]	$45	$47
Fannie Mae Pool #FM1239 3.50% 2048[8]	18	19
Fannie Mae Pool #BK5023 3.50% 2048[8]	9	9
Fannie Mae Pool #BK7655 3.901% 2048[6,8]	7,495	7,923
Fannie Mae Pool #CA2374 4.00% 2048[8]	44,562	47,555
Fannie Mae Pool #CA2190 4.00% 2048[8]	17,976	19,218
Fannie Mae Pool #BK0199 4.00% 2048[8]	7,983	8,526
Fannie Mae Pool #BK1198 4.00% 2048[8]	6,349	6,781
Fannie Mae Pool #BJ0639 4.00% 2048[8]	4,634	4,962
Fannie Mae Pool #CA2377 4.00% 2048[8]	3,867	4,126
Fannie Mae Pool #BK0920 4.00% 2048[8]	2,891	3,081
Fannie Mae Pool #BM2007 4.00% 2048[8]	1,759	1,875
Fannie Mae Pool #BK4764 4.00% 2048[8]	1,019	1,086
Fannie Mae Pool #BJ9252 4.00% 2048[8]	848	906
Fannie Mae Pool #MA3384 4.00% 2048[8]	600	641
Fannie Mae Pool #FM1784 4.00% 2048[8]	529	575
Fannie Mae Pool #BJ4342 4.00% 2048[8]	411	443
Fannie Mae Pool #CA1542 4.00% 2048[8]	358	392
Fannie Mae Pool #BK0915 4.00% 2048[8]	259	276
Fannie Mae Pool #BJ9256 4.00% 2048[8]	200	214
Fannie Mae Pool #CA1015 4.00% 2048[8]	177	190
Fannie Mae Pool #MA3277 4.00% 2048[8]	149	159
Fannie Mae Pool #BJ9260 4.00% 2048[8]	54	58
Fannie Mae Pool #BJ2751 4.50% 2048[8]	40,704	44,046
Fannie Mae Pool #CA2204 4.50% 2048[8]	11,595	12,538
Fannie Mae Pool #CA2642 4.50% 2048[8]	689	747
Fannie Mae Pool #CA2493 4.50% 2048[8]	593	642
Fannie Mae Pool #BK1135 4.50% 2048[8]	590	640
Fannie Mae Pool #BK9902 4.50% 2048[8]	372	406
Fannie Mae Pool #BJ8318 4.50% 2048[8]	315	342
Fannie Mae Pool #BJ5829 4.50% 2048[8]	136	149
Fannie Mae Pool #BK0253 4.50% 2048[8]	50	54
Fannie Mae Pool #BK9366 4.50% 2048[8]	46	50
Fannie Mae Pool #BK9598 4.50% 2048[8]	39	42
Fannie Mae Pool #CA4756 3.00% 2049[8]	209,765	224,950
Fannie Mae Pool #CA4788 3.00% 2049[8]	188,678	202,336
Fannie Mae Pool #BN7755 3.00% 2049[8]	156,147	167,450
Fannie Mae Pool #CA4533 3.00% 2049[8]	54,620	58,938
Fannie Mae Pool #BO4808 3.00% 2049[8]	29,929	31,924
Fannie Mae Pool #BO4758 3.00% 2049[8]	17,615	18,685
Fannie Mae Pool #CA3807 3.00% 2049[8]	8,442	9,081
Fannie Mae Pool #CA3806 3.00% 2049[8]	4,473	4,853
Fannie Mae Pool #CA4800 3.50% 2049[8]	92,134	101,792
Fannie Mae Pool #BO0975 3.50% 2049[8]	58,873	62,063
Fannie Mae Pool #MA3692 3.50% 2049[8]	16,584	17,470
Fannie Mae Pool #MA3803 3.50% 2049[8]	14,979	15,784
Fannie Mae Pool #MA3686 3.50% 2049[8]	14,801	15,594
Fannie Mae Pool #MA3745 3.50% 2049[8]	13,402	14,127
Fannie Mae Pool #BJ9765 3.50% 2049[8]	12,826	13,519
Fannie Mae Pool #CA3068 3.50% 2049[8]	10,963	11,957
Fannie Mae Pool #BN9439 3.50% 2049[8]	10,558	11,140
Fannie Mae Pool #MA3663 3.50% 2049[8]	7,975	8,404
Fannie Mae Pool #CA4156 3.50% 2049[8]	5,323	5,758
Fannie Mae Pool #BN5402 3.50% 2049[8]	5,285	5,565
Fannie Mae Pool #FM2848 3.50% 2049[8]	3,774	3,985
American Balanced Fund — Page 30 of 49

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA3775 3.50% 2049[8]	$3,089	$3,255
Fannie Mae Pool #CA4112 3.50% 2049[8]	2,007	2,217
Fannie Mae Pool #CA3814 3.50% 2049[8]	1,791	1,979
Fannie Mae Pool #MA3637 3.50% 2049[8]	1,670	1,761
Fannie Mae Pool #BN6595 3.50% 2049[8]	1,407	1,483
Fannie Mae Pool #CA4358 3.50% 2049[8]	1,355	1,428
Fannie Mae Pool #FM1624 3.50% 2049[8]	1,215	1,283
Fannie Mae Pool #MA3597 3.50% 2049[8]	1,166	1,233
Fannie Mae Pool #MA3835 3.50% 2049[8]	1,146	1,208
Fannie Mae Pool #CA6431 3.50% 2049[8]	946	998
Fannie Mae Pool #BN6683 3.50% 2049[8]	913	962
Fannie Mae Pool #CA4431 3.50% 2049[8]	912	962
Fannie Mae Pool #MA3574 3.50% 2049[8]	867	914
Fannie Mae Pool #BN7744 3.50% 2049[8]	860	907
Fannie Mae Pool #CA3570 3.50% 2049[8]	557	590
Fannie Mae Pool #BO0981 3.50% 2049[8]	518	546
Fannie Mae Pool #BO0961 3.50% 2049[8]	438	461
Fannie Mae Pool #BO9853 3.50% 2049[8]	420	443
Fannie Mae Pool #MA3614 3.50% 2049[8]	309	325
Fannie Mae Pool #FM1826 3.50% 2049[8]	308	324
Fannie Mae Pool #BM5485 3.50% 2049[8]	292	308
Fannie Mae Pool #FM1762 3.50% 2049[8]	280	295
Fannie Mae Pool #BN9442 3.50% 2049[8]	278	293
Fannie Mae Pool #BO1169 3.50% 2049[8]	268	283
Fannie Mae Pool #BO1331 3.50% 2049[8]	233	246
Fannie Mae Pool #BO5349 3.50% 2049[8]	224	237
Fannie Mae Pool #CA4026 3.50% 2049[8]	190	200
Fannie Mae Pool #CA4162 3.50% 2049[8]	167	176
Fannie Mae Pool #MA3872 3.50% 2049[8]	108	114
Fannie Mae Pool #BO1345 3.50% 2049[8]	96	102
Fannie Mae Pool #BN0791 3.50% 2049[8]	78	82
Fannie Mae Pool #FM1567 3.50% 2049[8]	56	59
Fannie Mae Pool #BO7662 3.50% 2049[8]	47	50
Fannie Mae Pool #FM1634 3.50% 2049[8]	47	50
Fannie Mae Pool #BO3067 3.50% 2049[8]	44	46
Fannie Mae Pool #FM1115 3.50% 2049[8]	36	38
Fannie Mae Pool #FM1028 3.50% 2049[8]	30	32
Fannie Mae Pool #BN9537 3.50% 2049[8]	26	28
Fannie Mae Pool #FM1517 3.50% 2049[8]	20	21
Fannie Mae Pool #BN6474 3.50% 2049[8]	17	18
Fannie Mae Pool #CA2944 4.00% 2049[8]	115,837	123,544
Fannie Mae Pool #BN3940 4.00% 2049[8]	69,243	73,863
Fannie Mae Pool #FM1913 4.00% 2049[8]	9,533	10,251
Fannie Mae Pool #CA3976 4.00% 2049[8]	4,125	4,497
Fannie Mae Pool #MA3693 4.00% 2049[8]	2,824	3,011
Fannie Mae Pool #BP0099 4.00% 2049[8]	840	896
Fannie Mae Pool #CA3184 4.00% 2049[8]	749	812
Fannie Mae Pool #CA4432 4.00% 2049[8]	397	434
Fannie Mae Pool #FM1668 4.00% 2049[8]	270	295
Fannie Mae Pool #MA3746 4.00% 2049[8]	47	50
Fannie Mae Pool #CA3528 5.00% 2049[8]	7,705	8,440
Fannie Mae Pool #CA5689 3.00% 2050[8]	195,451	209,736
Fannie Mae Pool #CA4935 3.00% 2050[8]	139,220	148,492
Fannie Mae Pool #MA3939 3.50% 2050[8]	100,856	106,282
Fannie Mae Pool #MA3961 3.50% 2050[8]	18,055	19,023
American Balanced Fund — Page 31 of 49

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA3906 3.50% 2050[8]	$3,240	$3,415
Fannie Mae Pool #CA6495 3.50% 2050[8]	2,792	2,944
Fannie Mae Pool #BP0405 3.50% 2050[8]	300	316
Fannie Mae Pool #MA4026 4.00% 2050[8]	12,331	13,160
Fannie Mae Pool #MA3962 4.00% 2050[8]	55	58
Fannie Mae Pool #BF0189 3.00% 2057[8]	13,001	13,868
Fannie Mae Pool #BF0174 3.00% 2057[8]	8,646	9,225
Fannie Mae Pool #BF0177 3.00% 2057[8]	7,731	8,249
Fannie Mae Pool #BF0219 3.50% 2057[8]	42,635	47,122
Fannie Mae Pool #BF0262 3.00% 2058[8]	779	831
Fannie Mae Pool #BF0226 3.50% 2058[8]	50,671	56,463
Fannie Mae Pool #BF0332 3.00% 2059[8]	112,044	119,516
Fannie Mae, Series 2016-M1, Class ASQ2, Multi Family, 2.132% 2021[6,8]	85	85
Fannie Mae, Series 2011-M9, Class A2, Multi Family, 2.821% 2021[8]	49	50
Fannie Mae, Series 2018-M5, Class A2, Multi Family, 3.56% 2021[6,8]	870	878
Fannie Mae, Series 2012-M13, Class A2, Multi Family, 2.377% 2022[8]	446	458
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 2022[8]	9,761	9,945
Fannie Mae, Series 2015-M4, Class AV2, Multi Family, 2.509% 2022[6,8]	718	731
Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 2022[8]	7,675	7,838
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 2022[8]	231	236
Fannie Mae, Series 2016-M2, Class AV2, Multi Family, 2.152% 2023[8]	1,065	1,089
Fannie Mae, Series 2016-M3, Class ASQ2, Multi Family, 2.263% 2023[8]	296	301
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.49% 2023[6,8]	803	830
Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 2023[6,8]	13,526	14,399
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.343% 2023[6,8]	10,980	11,619
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 2023[6,8]	12,213	13,099
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.604% 2024[6,8]	672	708
Fannie Mae, Series 2017-M3, Class AV1, Multi Family, 2.604% 2024[6,8]	18	18
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.641% 2024[6,8]	858	903
Fannie Mae, Series 2017-M10, Class AV1, Multi Family, 2.641% 2024[6,8]	167	169
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.713% 2024[6,8]	746	798
Fannie Mae, Series 2017-M15, Class AV1, Multi Family, 2.713% 2024[6,8]	3	3
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[6,8]	16,146	17,570
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[6,8]	12,943	14,072
Fannie Mae, Series 2015-M12, Class A1, Multi Family, 2.331% 2025[8]	157	160
Fannie Mae, Series 2015-M8, Class A1, Multi Family, 2.344% 2025[8]	412	426
Fannie Mae, Series 2015-M13, Class A1, Multi Family, 2.353% 2025[8]	69	69
Fannie Mae, Series 2015-M15, Class A1, Multi Family, 2.623% 2025[8]	749	778
Fannie Mae, Series 2015-M16, Class A1, Multi Family, 2.70% 2025[6,8]	590	616
Fannie Mae, Series 2016-M9, Class A1, Multi Family, 2.003% 2026[8]	142	146
Fannie Mae, Series 2016-M7, Class A1, Multi Family, 2.037% 2026[8]	228	234
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 2026[8]	804	836
Fannie Mae, Series 2016-M11, Class A1, Multi Family, 2.08% 2026[8]	1,181	1,229
Fannie Mae, Series 2016-M12, Class A1, Multi Family, 2.132% 2026[8]	573	593
Fannie Mae, Series 2016-M6, Class A1, Multi Family, 2.137% 2026[8]	568	596
Fannie Mae, Series 2016-M4, Class A1, Multi Family, 2.187% 2026[8]	549	573
Fannie Mae, Series 2016-M1, Class A1, Multi Family, 2.428% 2026[8]	149	151
Fannie Mae, Series 2017-M1, Class A1, Multi Family, 2.497% 2026[6,8]	516	531
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.565% 2026[6,8]	38,665	42,330
Fannie Mae, Series 2017-M3, Class A1, Multi Family, 2.565% 2026[6,8]	449	463
Fannie Mae, Series 2016-M13, Class A1, Multi Family, 2.566% 2026[6,8]	71	71
Fannie Mae, Series 2017-M7, Class A1, Multi Family, 2.595% 2026[8]	834	881
Fannie Mae, Series 2017-M4, Class A1, Multi Family, 2.67% 2026[6,8]	575	605
Fannie Mae, Series 2017-M8, Class A1, Multi Family, 2.654% 2027[8]	777	811
Fannie Mae, Series 2017-M12, Class A1, Multi Family, 2.747% 2027[8]	281	296
American Balanced Fund — Page 32 of 49

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2017-M13, Class A1, Multi Family, 2.746% 2027[8]	$80	$82
Fannie Mae, Series 2017-M2, Class A1, Multi Family, 2.895% 2027[6,8]	344	356
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[6,8]	22,406	25,147
Fannie Mae, Series 2017-M15, Class ATS1, Multi Family, 2.987% 2027[4,8]	721	762
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.181% 2027[6,8]	32,890	37,158
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[8]	558	525
Finance of America HECM Buyout, Series 2019-HB1, Class M1, 2.105% 2030[4,6,8]	4,900	4,937
Finance of America HECM Buyout, Series 2020-HB1, Class M2, 2.389% 2030[4,6,8]	1,600	1,567
Finance of America HECM Buyout, Series 2020-HB1, Class M3, 2.723% 2030[4,6,8]	760	729
Finance of America HECM Buyout, Series 2019-AB1, Class A, 2.656% 2049[4,8]	1,790	1,792
Finance of America HECM Buyout, Series 2019-AB1, Class M1, 3.50% 2049[4,8]	5,726	5,744
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[4,8]	105,729	113,864
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[4,8]	26,283	28,528
Flagstar Mortgage Trust, Series 2018-3INV, Class A3, 4.00% 2048[4,6,8]	16,022	16,555
Freddie Mac Pool #ZK3775 3.00% 2026[8]	697	733
Freddie Mac Pool #ZK3584 3.00% 2026[8]	163	172
Freddie Mac Pool #ZK3747 3.00% 2026[8]	6	6
Freddie Mac Pool #ZK3541 3.00% 2026[8]	5	5
Freddie Mac Pool #ZK3727 3.00% 2026[8]	3	3
Freddie Mac Pool #ZK7598 3.00% 2027[8]	7,290	7,664
Freddie Mac Pool #ZS8455 3.00% 2027[8]	592	622
Freddie Mac Pool #ZK3970 3.00% 2027[8]	431	453
Freddie Mac Pool #ZK4375 3.00% 2027[8]	280	295
Freddie Mac Pool #ZA2702 3.00% 2027[8]	133	140
Freddie Mac Pool #ZK4018 3.00% 2027[8]	10	10
Freddie Mac Pool #D97504 6.50% 2027[8]	255	278
Freddie Mac Pool #C91130 6.50% 2027[8]	135	151
Freddie Mac Pool #D97509 6.50% 2027[8]	34	38
Freddie Mac Pool #ZK5302 3.00% 2028[8]	1,141	1,215
Freddie Mac Pool #ZS6976 3.00% 2028[8]	236	248
Freddie Mac Pool #ZK5749 3.00% 2028[8]	143	153
Freddie Mac Pool #ZK6181 3.00% 2028[8]	141	151
Freddie Mac Pool #C91150 6.50% 2028[8]	147	164
Freddie Mac Pool #ZK7590 3.00% 2029[8]	4,165	4,409
Freddie Mac Pool #ZK7593 3.00% 2029[8]	372	394
Freddie Mac Pool #G16210 3.50% 2032[8]	64	69
Freddie Mac Pool #G16663 3.00% 2033[8]	14,033	15,077
Freddie Mac Pool #G16426 3.00% 2033[8]	6,333	6,913
Freddie Mac Pool #V62089 3.50% 2033[8]	4,935	5,228
Freddie Mac Pool #SB0046 4.00% 2033[8]	9,874	10,473
Freddie Mac Pool #ZA2384 3.50% 2035[8]	414	447
Freddie Mac Pool #C91912 3.00% 2037[8]	33,240	35,007
Freddie Mac Pool #C91917 3.00% 2037[8]	15,804	16,643
Freddie Mac Pool #G06028 5.50% 2037[8]	271	306
Freddie Mac Pool #A56076 5.50% 2037[8]	26	29
Freddie Mac Pool #ZA2505 3.50% 2038[8]	227	239
Freddie Mac Pool #G08248 5.50% 2038[8]	90	104
Freddie Mac Pool #G05979 5.50% 2038[8]	37	43
Freddie Mac Pool #G04552 6.00% 2038[8]	665	778
Freddie Mac Pool #ZA7078 3.50% 2039[8]	14,447	15,244
Freddie Mac Pool #RB5012 3.50% 2039[8]	662	700
Freddie Mac Pool #RB5003 3.50% 2039[8]	442	467
Freddie Mac Pool #RB5007 3.50% 2039[8]	119	126
Freddie Mac Pool #RB5001 3.50% 2039[8]	50	53
Freddie Mac Pool #G05546 5.50% 2039[8]	147	171
American Balanced Fund — Page 33 of 49

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #1B7749 3.972% 2040[6,8]	$18	$19
Freddie Mac Pool #G05937 4.50% 2040[8]	5,112	5,739
Freddie Mac Pool #A90351 4.50% 2040[8]	347	377
Freddie Mac Pool #Q03821 4.50% 2041[8]	1,034	1,157
Freddie Mac Pool #Q01190 4.50% 2041[8]	444	493
Freddie Mac Pool #A97543 4.50% 2041[8]	427	471
Freddie Mac Pool #A97669 4.50% 2041[8]	343	386
Freddie Mac Pool #A96552 4.50% 2041[8]	104	113
Freddie Mac Pool #Q03795 4.50% 2041[8]	43	47
Freddie Mac Pool #Q01160 5.00% 2041[8]	236	269
Freddie Mac Pool #Q11220 3.50% 2042[8]	947	1,026
Freddie Mac Pool #Q05807 4.00% 2042[8]	7,761	8,577
Freddie Mac Pool #V80026 3.00% 2043[8]	48	52
Freddie Mac Pool #G07921 3.50% 2043[8]	780	845
Freddie Mac Pool #Q23190 4.00% 2043[8]	453	509
Freddie Mac Pool #Q23185 4.00% 2043[8]	290	331
Freddie Mac Pool #Q26734 4.00% 2044[8]	3,451	3,875
Freddie Mac Pool #760014 3.221% 2045[6,8]	2,107	2,199
Freddie Mac Pool #Q37988 4.00% 2045[8]	8,191	9,128
Freddie Mac Pool #G60344 4.00% 2045[8]	7,190	7,993
Freddie Mac Pool #Z40130 3.00% 2046[8]	22,549	24,753
Freddie Mac Pool #V84059 3.50% 2046[8]	12,323	13,177
Freddie Mac Pool #V83713 3.50% 2046[8]	9,632	10,279
Freddie Mac Pool #G60744 3.50% 2046[8]	3,499	3,787
Freddie Mac Pool #V82628 4.00% 2046[8]	17,117	18,749
Freddie Mac Pool #Q40476 4.00% 2046[8]	4,861	5,350
Freddie Mac Pool #Q40458 4.00% 2046[8]	1,301	1,439
Freddie Mac Pool #Q41909 4.50% 2046[8]	1,352	1,483
Freddie Mac Pool #Q41090 4.50% 2046[8]	870	955
Freddie Mac Pool #G61733 3.00% 2047[8]	28,202	30,439
Freddie Mac Pool #760015 3.033% 2047[6,8]	12,802	13,225
Freddie Mac Pool #Q52813 3.50% 2047[8]	15,997	16,958
Freddie Mac Pool #G61295 3.50% 2047[8]	10,312	11,309
Freddie Mac Pool #ZS4739 3.50% 2047[8]	328	347
Freddie Mac Pool #ZS4726 3.50% 2047[8]	78	83
Freddie Mac Pool #G08775 4.00% 2047[8]	34,816	37,326
Freddie Mac Pool #Q50901 4.00% 2047[8]	9,288	10,088
Freddie Mac Pool #V83507 4.00% 2047[8]	5,495	5,882
Freddie Mac Pool #G08789 4.00% 2047[8]	3,937	4,226
Freddie Mac Pool #G60928 4.50% 2047[8]	5,997	6,570
Freddie Mac Pool #G61628 3.50% 2048[8]	14,976	16,279
Freddie Mac Pool #G61662 3.50% 2048[8]	15,223	16,124
Freddie Mac Pool #G67710 3.50% 2048[8]	8,773	9,448
Freddie Mac Pool #G08823 3.50% 2048[8]	1,067	1,124
Freddie Mac Pool #ZS4789 3.50% 2048[8]	776	820
Freddie Mac Pool #ZS4771 3.50% 2048[8]	615	649
Freddie Mac Pool #ZT1544 3.50% 2048[8]	544	575
Freddie Mac Pool #ZM8301 3.50% 2048[8]	405	428
Freddie Mac Pool #ZS4784 3.50% 2048[8]	33	35
Freddie Mac Pool #ZM5397 3.50% 2048[8]	25	26
Freddie Mac Pool #ZS4751 3.50% 2048[8]	22	23
Freddie Mac Pool #Q54547 4.00% 2048[8]	19,444	20,824
Freddie Mac Pool #ZA5889 4.00% 2048[8]	12,944	13,894
Freddie Mac Pool #Q54367 4.00% 2048[8]	1,286	1,376
Freddie Mac Pool #Q54328 4.00% 2048[8]	1,204	1,287
American Balanced Fund — Page 34 of 49

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SI2002 4.00% 2048[8]	$116	$124
Freddie Mac Pool #SD7509 3.00% 2049[8]	324,501	345,281
Freddie Mac Pool #SD7507 3.00% 2049[8]	240,600	257,882
Freddie Mac Pool #ZA7147 3.50% 2049[8]	102,729	108,390
Freddie Mac Pool #QA5118 3.50% 2049[8]	78,911	85,467
Freddie Mac Pool #V85664 3.50% 2049[8]	72,733	78,596
Freddie Mac Pool #SD7508 3.50% 2049[8]	19,310	21,288
Freddie Mac Pool #QA4514 3.50% 2049[8]	7,669	8,090
Freddie Mac Pool #ZT1951 3.50% 2049[8]	6,950	7,323
Freddie Mac Pool #SD8011 3.50% 2049[8]	3,452	3,637
Freddie Mac Pool #SD8025 3.50% 2049[8]	3,070	3,235
Freddie Mac Pool #SD8001 3.50% 2049[8]	2,864	3,018
Freddie Mac Pool #RA1108 3.50% 2049[8]	2,405	2,536
Freddie Mac Pool #ZN3940 3.50% 2049[8]	1,829	1,933
Freddie Mac Pool #ZT1863 3.50% 2049[8]	875	923
Freddie Mac Pool #RA1173 3.50% 2049[8]	757	799
Freddie Mac Pool #SD8017 3.50% 2049[8]	586	618
Freddie Mac Pool #RA1106 3.50% 2049[8]	370	390
Freddie Mac Pool #SD8005 3.50% 2049[8]	322	340
Freddie Mac Pool #ZN4921 3.50% 2049[8]	301	318
Freddie Mac Pool #QA1752 3.50% 2049[8]	147	154
Freddie Mac Pool #SD8031 3.50% 2049[8]	109	115
Freddie Mac Pool #ZA6641 3.50% 2049[8]	82	87
Freddie Mac Pool #SD7506 4.00% 2049[8]	101,962	112,513
Freddie Mac Pool #RA1744 4.00% 2049[8]	2,068	2,264
Freddie Mac Pool #ZA6269 4.50% 2049[8]	2,023	2,187
Freddie Mac Pool #RA2334 3.00% 2050[8]	96,656	103,161
Freddie Mac Pool #SD8051 3.50% 2050[8]	111,311	117,292
Freddie Mac Pool #SD8045 3.50% 2050[8]	24,385	25,694
Freddie Mac Pool #QA7257 3.50% 2050[8]	21,875	23,064
Freddie Mac Pool #QA8150 3.50% 2050[8]	3,559	3,753
Freddie Mac Pool #RA3213 3.50% 2050[8]	3,339	3,521
Freddie Mac Pool #QA6848 3.50% 2050[8]	433	458
Freddie Mac Pool #SD8057 3.50% 2050[8]	61	64
Freddie Mac, Series T041, Class 3A, 5.256% 2032[6,8]	1,065	1,213
Freddie Mac, Series 3318, Class JT, 5.50% 2037[8]	1,564	1,787
Freddie Mac, Series K723, Class A2, Multi Family, 2.454% 2023[8]	17,125	17,973
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[8]	1,014	1,047
Freddie Mac, Series K725, Class A2, Multi Family, 3.002% 2024[8]	44,445	47,826
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[8]	13,505	14,706
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[6,8]	59,309	67,223
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[8]	27,630	30,899
Freddie Mac, Series K061, Class A2, Multi Family 3.347% 2026[8]	14,800	17,007
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[8]	28,540	32,458
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[8]	29,815	34,112
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 2027[6,8]	20,520	23,643
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 2027[8]	3,800	4,360
Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 2027[8]	17,500	20,261
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[8]	11,103	13,354
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[6,8]	62,412	66,242
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[8]	61,368	65,329
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[6,8]	28,224	29,966
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 2056[8]	8,350	8,896
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[6,8]	36,143	38,717
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[6,8]	12,106	13,284
American Balanced Fund — Page 35 of 49

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[8]	$46,632	$50,224
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[8]	23,227	26,203
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[8]	9,803	11,040
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[8]	119,819	130,493
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[8]	64,863	69,154
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[8]	12,657	13,811
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[8]	18,225	19,241
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[8]	49,791	54,191
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 2029[8]	24,545	27,698
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 2030[8]	39,837	41,389
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 2030[8]	6,636	6,975
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-HQ2, Class M2, (1-month USD-LIBOR + 2.20%) 2.348% 2024[6,8]	1,531	1,532
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-HQ2, Class M2, (1-month USD-LIBOR + 1.95%) 2.098% 2025[6,8]	575	575
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 3.448% 2027[6,8]	19,878	20,300
Government National Mortgage Assn. 2.00% 2050[8,9]	300,000	311,039
Government National Mortgage Assn. 2.50% 2050[8,9]	474,791	496,750
Government National Mortgage Assn. 3.00% 2050[8,9]	151,850	158,932
Government National Mortgage Assn. 3.50% 2050[8,9]	75,000	79,005
Government National Mortgage Assn. 3.50% 2050[8,9]	33,500	35,299
Government National Mortgage Assn. 4.00% 2050[8,9]	24,603	26,143
Government National Mortgage Assn. 4.50% 2050[8,9]	49,704	53,270
Government National Mortgage Assn. Pool #004291 6.00% 2038[8]	2,309	2,657
Government National Mortgage Assn. Pool #783219 4.00% 2041[8]	5,649	6,155
Government National Mortgage Assn. Pool #MA1601 4.00% 2044[8]	81	88
Government National Mortgage Assn. Pool #MA3175 4.50% 2045[8]	6,899	7,665
Government National Mortgage Assn. Pool #MA3107 4.50% 2045[8]	158	176
Government National Mortgage Assn. Pool #MA3873 3.00% 2046[8]	61,090	64,671
Government National Mortgage Assn. Pool #MA4901 4.00% 2047[8]	56,812	60,936
Government National Mortgage Assn. Pool #MA4587 4.00% 2047[8]	34,589	37,254
Government National Mortgage Assn. Pool #MA4779 4.00% 2047[8]	7,008	7,503
Government National Mortgage Assn. Pool #MA4653 4.00% 2047[8]	5,675	6,113
Government National Mortgage Assn. Pool #MA5191 3.50% 2048[8]	66,572	70,663
Government National Mortgage Assn. Pool #MA5594 3.50% 2048[8]	673	709
Government National Mortgage Assn. Pool #MA5397 3.50% 2048[8]	576	609
Government National Mortgage Assn. Pool #MA5650 3.50% 2048[8]	60	63
Government National Mortgage Assn. Pool #MA5329 3.50% 2048[8]	24	26
Government National Mortgage Assn. Pool #MA5078 4.00% 2048[8]	71,991	76,967
Government National Mortgage Assn. Pool #MA5528 4.00% 2048[8]	1,624	1,733
Government National Mortgage Assn. Pool #MA5193 4.50% 2048[8]	13,803	14,936
Government National Mortgage Assn. Pool #MA6153 3.00% 2049[8]	475	497
Government National Mortgage Assn. Pool #MA5816 3.50% 2049[8]	85,757	90,669
Government National Mortgage Assn. Pool #MA5762 3.50% 2049[8]	9,501	10,082
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[8]	25,949	27,565
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[8]	2,042	2,227
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[8]	108,842	116,999
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[8]	8,472	9,073
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[8]	639	686
Government National Mortgage Assn. Pool #MA6865 2.50% 2050[8]	67,309	70,761
Government National Mortgage Assn. Pool #710085 4.94% 2061[8]	7	8
GS Mortgage Securities Corp. II, Series 2011-GC5, Class B, 5.555% 2044[4,6,8]	1,817	1,805
GS Mortgage Securities Corp. II, Series 2015-GS1, Class AAB, 3.553% 2048[8]	5,000	5,346
GS Mortgage Securities Corp. II, Series 2017-GS7, Class A4, 3.43% 2050[8]	1,568	1,780
GS Mortgage Securities Corp. II, Series 2020-GC47, Class A5, 2.377% 2053[8]	26,725	28,751
American Balanced Fund — Page 36 of 49

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2052[8]	$405	$477
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 1.302% 2038[4,6,8]	7,000	6,803
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2047[8]	12,894	14,131
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 2050[8]	930	1,058
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 2050[8]	2,520	2,885
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class A, 3.735% 2031[4,8]	3,075	3,210
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 2049[6,8]	8,015	9,139
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 2050[4,6,8]	5,792	5,986
JPMorgan Mortgage Trust, Series 2019-INV3, Class A13, 3.50% 2050[4,6,8]	4,100	4,235
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 2050[4,6,8]	3,911	4,040
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[4,6,8]	34,906	35,288
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[4,6,8]	18,443	18,474
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[4,6,8]	12,601	12,842
Manhattan West, Series 2020-OMW, Class A, 2.13% 2039[4,8]	73,501	76,550
Mello Warehouse Securitization Trust, Series 2018-W1, Class A, (1-month USD-LIBOR + 0.85%) 0.998% 2051[4,6,8]	9,017	9,034
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.898% 2052[4,6,8]	11,004	10,991
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 2047[8]	4,000	4,258
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[8]	8,016	8,730
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 2048[8]	3,128	3,270
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306% 2048[8]	1,600	1,741
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.72% 2049[8]	972	1,110
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[4,8]	6,355	6,443
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[8]	2,490	2,797
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.762% 2049[6,8]	704	675
Mortgage Repurchase Agreement Financing Trust, Series 2020-2, Class A1, (1-month USD-LIBOR + 1.75%) 1.906% 2022[4,6,8]	50,626	50,740
Mortgage Repurchase Agreement Financing Trust, Series 2020-1, Class A1, (1-month USD-LIBOR + 2.00%) 2.156% 2022[4,6,8]	24,374	24,456
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 2057[4,6,8]	1,435	1,553
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[4,6,8]	8,989	9,314
Progress Residential Trust, Series 2018-SFR1, Class A, 3.255% 2035[4,8]	7,296	7,373
Progress Residential Trust, Series 2018-SFR2, Class A, 3.712% 2035[4,8]	4,915	5,053
Progress Residential Trust, Series 2018-SFR3, Class A, 3.88% 2035[4,8]	6,497	6,701
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[4,6,8]	11,681	11,698
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[4,6,8]	14,817	15,222
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 2049[4,6,8]	6,852	7,028
Station Place Securitization Trust, Series 2020-WL1, Class A, (1-month USD-LIBOR + 1.15%) 1.298% 2051[4,6,8]	25,000	25,057
Uniform Mortgage-Backed Security 1.50% 2035[8,9]	1,037,650	1,060,748
Uniform Mortgage-Backed Security 1.50% 2035[8,9]	430,600	440,490
Uniform Mortgage-Backed Security 2.00% 2035[8,9]	583,917	606,772
Uniform Mortgage-Backed Security 2.00% 2035[8,9]	549,575	570,868
Uniform Mortgage-Backed Security 2.50% 2035[8,9]	87,335	91,155
Uniform Mortgage-Backed Security 3.00% 2035[8,9]	387	406
Uniform Mortgage-Backed Security 2.00% 2050[8,9]	2,885,118	2,975,587
Uniform Mortgage-Backed Security 2.50% 2050[8,9]	797,699	833,632
Uniform Mortgage-Backed Security 2.50% 2050[8,9]	20,000	20,935
Uniform Mortgage-Backed Security 3.00% 2050[8,9]	66,935	70,138
Uniform Mortgage-Backed Security 3.50% 2050[8,9]	224,941	237,460
Uniform Mortgage-Backed Security 3.50% 2050[8,9]	70,290	74,110
Uniform Mortgage-Backed Security 4.00% 2050[8,9]	5,484	5,849
Uniform Mortgage-Backed Security 4.50% 2050[8,9]	28,324	30,645
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 2048[8]	9,587	10,574
American Balanced Fund — Page 37 of 49

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.238% 2048[6,8]	$750	$731
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class B, 2.967% 2049[8]	1,212	1,206
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 2049[8]	455	498
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 2049[8]	10,015	11,455
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 2052[8]	4,008	4,543
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[8]	800	895
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 2060[8]	795	907
Westpac Banking Corp. 2.25% 2020[4,8]	12,500	12,526
		16,467,944
U.S. Treasury bonds & notes 7.54% U.S. Treasury 6.28%
U.S. Treasury 2.50% 2020	8,750	8,802
U.S. Treasury 1.50% 2021	19,071	19,311
U.S. Treasury 1.50% 2021	5,449	5,524
U.S. Treasury 1.625% 2021	5,836	5,945
U.S. Treasury 2.75% 2021	30,000	30,750
U.S. Treasury 0.125% 2022	282,300	282,266
U.S. Treasury 0.125% 2022	90,000	89,990
U.S. Treasury 0.125% 2022	46,476	46,472
U.S. Treasury 1.375% 2022	110,000	111,830
U.S. Treasury 1.375% 2022	4,047	4,149
U.S. Treasury 1.50% 2022	44,695	45,894
U.S. Treasury 1.625% 2022	39,152	40,438
U.S. Treasury 1.875% 2022	75,195	77,811
U.S. Treasury 2.00% 2022	130,000	135,237
U.S. Treasury 2.00% 2022	35,000	35,900
U.S. Treasury 0.125% 2023	12,922	12,909
U.S. Treasury 0.125% 2023	3,192	3,189
U.S. Treasury 0.25% 2023	271,500	272,227
U.S. Treasury 1.375% 2023	36,935	38,178
U.S. Treasury 1.50% 2023	97,491	100,523
U.S. Treasury 1.625% 2023	36,000	37,372
U.S. Treasury 2.375% 2023	40,000	42,081
U.S. Treasury 2.50% 2023	31,046	32,872
U.S. Treasury 2.75% 2023	110,200	118,280
U.S. Treasury 2.75% 2023	20,100	21,448
U.S. Treasury 1.50% 2024	50,516	53,104
U.S. Treasury 2.125% 2024	60,000	64,057
U.S. Treasury 2.25% 2024	75,000	81,226
U.S. Treasury 2.25% 2024	50,000	53,442
U.S. Treasury 2.50% 2024	60,763	65,453
U.S. Treasury 0.25% 2025	825,910	825,112
U.S. Treasury 0.25% 2025	395,000	394,931
U.S. Treasury 0.25% 2025	3,977	3,972
U.S. Treasury 0.375% 2025	668,600	672,456
U.S. Treasury 1.125% 2025	67,590	70,229
U.S. Treasury 1.375% 2025	188,436	197,673
U.S. Treasury 2.00% 2025	30,000	32,296
U.S. Treasury 2.125% 2025	25,000	27,147
U.S. Treasury 2.625% 2025	62,796	69,476
U.S. Treasury 2.75% 2025	115,000	128,884
U.S. Treasury 2.75% 2025	10,765	12,027
U.S. Treasury 2.875% 2025	116,001	131,326
U.S. Treasury 3.00% 2025	180,000	204,604
American Balanced Fund — Page 38 of 49

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.00% 2026	$47,620	$52,279
U.S. Treasury 2.25% 2026	53,133	58,706
U.S. Treasury 6.50% 2026	40,000	54,862
U.S. Treasury 0.50% 2027	400,100	401,982
U.S. Treasury 0.50% 2027	200,000	200,838
U.S. Treasury 1.125% 2027	940	982
U.S. Treasury 1.50% 2027	40,654	43,450
U.S. Treasury 2.25% 2027	11,250	12,559
U.S. Treasury 2.375% 2027	4,350	4,904
U.S. Treasury 6.625% 2027	60,000	83,597
U.S. Treasury 2.75% 2028	10,941	12,730
U.S. Treasury 2.875% 2028	50,768	59,751
U.S. Treasury 3.125% 2028	44,885	54,074
U.S. Treasury 5.25% 2028	121,000	166,522
U.S. Treasury 1.625% 2029	25,000	27,218
U.S. Treasury 1.75% 2029[10]	764,465	841,814
U.S. Treasury 0.625% 2030	530,644	527,697
U.S. Treasury 0.625% 2030	44,425	44,283
U.S. Treasury 1.125% 2040[10]	140,000	137,988
U.S. Treasury 2.75% 2042	32,950	42,278
U.S. Treasury 2.875% 2043	36,410	47,614
U.S. Treasury 3.125% 2043	48,025	65,165
U.S. Treasury 3.125% 2044	39,797	54,236
U.S. Treasury 3.625% 2044	25,000	36,585
U.S. Treasury 2.50% 2045	115,000	141,756
U.S. Treasury 3.00% 2045	25,000	33,640
U.S. Treasury 3.00% 2045	25,000	33,520
U.S. Treasury 2.50% 2046	52,120	64,486
U.S. Treasury 2.75% 2047[10]	151,180	196,542
U.S. Treasury 3.00% 2047[10]	60,062	81,495
U.S. Treasury 3.00% 2048	4,047	5,508
U.S. Treasury 2.25% 2049[10]	949,329	1,130,739
U.S. Treasury 2.375% 2049[10]	92,555	113,184
U.S. Treasury 2.875% 2049	28,025	37,574
U.S. Treasury 1.25% 2050	384,568	365,040
U.S. Treasury 1.375% 2050	168,975	165,406
U.S. Treasury 2.00% 2050	446,706	506,008
		10,613,825
U.S. Treasury inflation-protected securities 1.26%
U.S. Treasury Inflation-Protected Security 0.125% 2024[11]	47,456	50,353
U.S. Treasury Inflation-Protected Security 0.625% 2024[11]	238,706	253,729
U.S. Treasury Inflation-Protected Security 2.375% 2025[11]	68,717	79,792
U.S. Treasury Inflation-Protected Security 0.375% 2027[11]	53,622	59,063
U.S. Treasury Inflation-Protected Security 0.75% 2028[11]	154,804	178,534
U.S. Treasury Inflation-Protected Security 1.75% 2028[11]	33,264	40,551
U.S. Treasury Inflation-Protected Security 0.875% 2029[11]	230,841	269,128
U.S. Treasury Inflation-Protected Security 0.125% 2030[11]	130,845	144,578
U.S. Treasury Inflation-Protected Security 1.375% 2044[11]	42,239	60,141
U.S. Treasury Inflation-Protected Security 1.00% 2046[11]	38,267	51,690
U.S. Treasury Inflation-Protected Security 0.875% 2047[11]	37,561	50,022
American Balanced Fund — Page 39 of 49

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 1.00% 2049[10,11]	$319,866	$446,866
U.S. Treasury Inflation-Protected Security 0.25% 2050[11]	376,657	444,354
		2,128,801
Total U.S. Treasury bonds & notes		12,742,626
Asset-backed obligations 1.36%
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 2021[4,8]	575	576
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[4,8]	14,425	14,907
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 2024[4,8]	8,454	8,896
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[4,8]	8,380	8,869
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[4,8]	3,375	3,486
Aesop Funding LLC, Series 2019-3A, Class A, 2.36% 2026[4,8]	7,920	8,109
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[4,8]	20,101	20,343
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[4,8]	3,873	3,944
American Credit Acceptance Receivables Trust, Series 2020-3, Class B, 1.15% 2024[4,8]	5,040	5,058
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[4,8]	13,012	13,168
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.47% 2031[4,8]	3,295	3,299
CarMaxAuto Owner Trust, Series 2020-1, Class A2, 1.87% 2023[8]	14,346	14,469
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[8]	8,000	8,381
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[4,8]	103,384	104,827
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[4,8]	20,784	21,280
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[4,8]	27,065	27,619
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[4,8]	3,790	3,866
CLI Funding V LLC, Series 2013-2A, Class Note, 3.22% 2028[4,8]	254	256
CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 2045[1,4,8]	34,649	34,597
CLI Funding V LLC, Series 2020-1A, Class A, 2.08% 2045[4,8]	43,512	43,525
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[4,6,8]	4,588	4,662
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[4,8]	2,821	2,876
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[4,8]	4,275	4,352
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[4,8]	10,655	10,959
CPS Auto Receivables Trust, Series 2020-C, Class C, 1.71% 2026[4,8]	2,971	2,979
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[4,8]	9,634	9,867
Drive Auto Receivables Trust, Series 2020-1, Class A2, 1.99% 2022[8]	3,392	3,406
Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.49% 2023[8]	32,500	32,661
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 2024[8]	6,615	6,736
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[8]	49,120	50,727
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[8]	15,980	16,452
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 2026[8]	24,909	25,537
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[8]	33,495	34,634
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 2022[4,8]	989	993
Drivetime Auto Owner Trust, Series 2019-2A, Class A, 2.85% 2022[4,8]	1,431	1,437
Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 2023[4,8]	2,850	2,879
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[4,8]	5,510	5,609
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[4,8]	9,570	9,809
Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 2026[4,8]	3,433	3,454
Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.06% 2023[4,8]	10,742	10,831
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[4,8]	21,100	21,562
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 2025[8]	3,276	3,287
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[4,8]	34,000	34,935
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[4,8]	29,000	30,080
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 2026[8]	3,125	3,137
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 2015-B-1, (1-month USD-LIBOR + 0.75%) 0.895% 2030[6,8]	4,229	4,194
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[4,8]	34,745	35,153
American Balanced Fund — Page 40 of 49

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.31% 2027[4,8]	$35,370	$35,625
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[4,8]	51,335	52,919
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[4,8]	64,300	69,427
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[4,8]	67,516	73,883
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[4,8]	115,833	121,541
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[4,8]	101,235	111,677
Ford Credit Floorplan Master Owner Trust, Series 2020-2, Class A, 1.76% 2027[8]	30,000	30,150
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[4,8]	16,295	16,272
Global SC Finance V SRL, Series 2020-1A, Class B, 2.17% 2040[4,8]	80,653	80,710
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 2040[4,8]	2,088	2,091
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[4,8]	97,000	97,176
Global SC Finance VII SRL, Series 2020-2A, Class B, 3.32% 2040[4,8]	6,512	6,526
GM Financial Automobile Leasing Trust, Series 2020-2, Class B, 1.56% 2024[8]	1,395	1,422
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 2024[8]	1,165	1,209
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 2024[8]	1,646	1,702
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-3A, Class A, 2.67% 2021[4,8]	2,101	2,111
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2017-2A, Class A, 3.29% 2023[4,8]	2,068	2,077
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 2024[4,8]	10,237	10,276
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-3A, Class A, 4.03% 2024[4,8]	1,200	1,209
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[4,8]	701	704
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.52% 2023[8]	34,260	35,127
Honda Auto Receivables Owner Trust, Series 2018-4, Class A3, 3.16% 2023[8]	9,102	9,282
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.223% 2028[4,6,8]	53,117	53,144
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[4,8]	8,310	8,515
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[4,8]	5,145	5,302
Santander Drive Auto Receivables Trust, Series 2020-1, Class A2A, 2.07% 2023[8]	8,674	8,735
Santander Drive Auto Receivables Trust, Series 2020-1, Class A3, 2.03% 2024[8]	6,223	6,346
Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.90% 2024[8]	50,000	51,425
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 2024[8]	6,896	7,209
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[8]	10,565	10,922
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 2025[8]	20,000	21,529
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 2026[8]	13,071	13,095
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 2026[8]	8,108	8,126
SMB Private Education Loan Trust, Series 2015-A, Class A2A, 2.49% 2027[4,8]	612	619
Social Professional Loan Program LLC, Series 2015-C, Class A1, (1-month USD-LIBOR + 1.05%) 1.198% 2035[4,6,8]	885	886
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 2036[4,8]	1,536	1,562
South Carolina Student Loan Corp., Series 2014-1, Class A1, (1-month USD-LIBOR + 0.75%) 0.905% 2030[6,8]	2,089	2,076
South Carolina Student Loan Corp., Series 2014-1, Class A2, (1-month USD-LIBOR + 1.00%) 1.155% 2033[6,8]	12,240	12,102
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 1.305% 2025[4,6,8]	20,465	20,412
Synchrony Credit Card Master Note Trust, Series 2018-A1, Class A1, 3.38% 2024[8]	44,100	45,373
Synchrony Credit Card Master Note Trust, Series 2019-1, Class A, 2.95% 2025[8]	46,360	47,985
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[4,8]	30,979	31,085
TAL Advantage V LLC, Series 2020-1A, Class B, 3.29% 2045[4,8]	2,469	2,472
Textainer Marine Containers Limited, Series 2020-2A, Class A, 1.86% 2045[4,8]	20,532	20,562
Textainer Marine Containers Limited, Series 2020-2, Class B, 3.34% 2045[4,8]	3,709	3,712
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[4,8]	35,000	37,389
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[4,8]	13,338	13,710
Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 2045[4,8]	101,000	101,292
Triton Container Finance LLC, Series 2020-1, Class B, 3.74% 2045[4,8]	4,137	4,152
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2, 2.57% 2023[4,8]	15,499	15,605
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 2024[4,8]	8,685	8,820
Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84% 2024[4,8]	13,905	14,225
World Financial Network Credit Card Master Note Trust, Series 2018-A, Class A, 3.07% 2024[8]	33,000	33,311
American Balanced Fund — Page 41 of 49

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
World Financial Network Credit Card Master Note Trust, Series 2019-A, Class A, 3.14% 2025[8]	$77,724	$80,327
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 2025[8]	31,590	32,459
World Financial Network Credit Card Master Note Trust, Series 2019-C, Class A, 2.21% 2026[8]	83,000	85,364
		2,295,647
Municipals 0.40% Illinois 0.28%
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	35,543	36,169
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	284,825	288,046
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 2033	54,365	61,855
G.O. Bonds, Series 2019-A, 3.75% 2021	12,000	12,018
G.O. Bonds, Series 2019-A, 3.75% 2022	12,000	12,016
G.O. Bonds, Series 2019-A, 4.20% 2024	12,000	12,043
G.O. Bonds, Series 2019-A, 4.50% 2025	6,750	6,822
G.O. Bonds, Series 2019-A, 5.00% 2021	25,000	25,765
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	8,405	9,274
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 7.35% 2035	4,935	5,595
		469,603
Florida 0.08%
Board of Administration Fin. Corp., Rev. Bonds, Series 2016-A, 2.638% 2021	16,500	16,791
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 2025	12,060	12,251
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 2027	44,495	45,174
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030	56,645	57,425
		131,641
California 0.02%
City of Industry, Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational-Industrial Redev. Project No. 1), Series 2015-A, Assured Guaranty Municipal insured, 3.821% 2022	11,640	12,032
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	905	921
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 2025	5,000	5,046
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 2027	5,400	5,461
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	6,450	6,469
		29,929
Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	11,680	12,153
Ohio 0.01%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048	7,455	7,835
Michigan 0.00%
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2020-II, 2.705% 2040	7,285	7,315
New Jersey 0.00%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, (SIFMA Municipal Swap Index + 1.60%) 1.72% 2028[6]	5,000	4,950
New York 0.00%
Utility Debt Securitization Auth., Restructuring Bonds, Series 2013-T-4, 3.435% 2025	2,625	2,767
American Balanced Fund — Page 42 of 49

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) South Dakota 0.00%	Principal amount (000)	Value (000)
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	$210	$219
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	405	414
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 2045	1,620	1,726
		2,359
Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	485	502
Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2013-1, 2.15% 2043	300	303
Maine 0.00%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-A-1, AMT, 3.25% 2043	235	243
		669,600
Bonds & notes of governments & government agencies outside the U.S. 0.30%
Abu Dhabi (Emirate of) 2.50% 2025[4]	39,000	41,573
Abu Dhabi (Emirate of) 3.125% 2030[4]	37,000	41,547
Abu Dhabi (Emirate of) 1.70% 2031[4]	8,835	8,760
Abu Dhabi (Emirate of) 3.875% 2050[4]	25,680	31,458
Caisse d’Amortissement de la Dette Sociale 0.375% 2025[4]	20,000	19,876
CPPIB Capital Inc. 2.375% 2021[4]	26,000	26,183
CPPIB Capital Inc. 2.25% 2022[4]	25,714	26,380
CPPIB Capital Inc. 2.75% 2027[4]	26,400	30,123
European Stability Mechanism 0.375% 2025[4]	26,410	26,305
International Development Associatio 0.375% 2025[4]	21,750	21,738
KfW 0.375% 2025	7,671	7,657
Landwirtschaftliche Rentenbank 0.875% 2030	15,000	15,014
Manitoba (Province of) 3.05% 2024	13,500	14,743
Oesterreichische Kontrollbank AG 0.375% 2025	9,375	9,340
Peru (Republic of) 2.392% 2026	2,730	2,865
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[4]	2,492	2,604
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[4]	4,910	5,413
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[4]	1,360	1,567
PT Indonesia Asahan Aluminium Tbk 5.80% 2050[4]	3,850	4,516
Qatar (State of) 3.375% 2024[4]	25,000	26,973
Qatar (State of) 4.00% 2029[4]	10,000	11,712
Qatar (State of) 4.817% 2049[4]	10,000	13,497
Quebec (Province of) 2.375% 2022	51,867	53,328
Quebec (Province of) 2.75% 2027	26,000	29,183
Saudi Arabia (Kingdom of) 3.25% 2030[4]	23,250	25,308
Saudi Arabia (Kingdom of) 5.25% 2050[4]	10,000	13,470
		511,133
Federal agency bonds & notes 0.20%
Fannie Mae 0.375% 2025	18,000	17,939
Fannie Mae 6.25% 2029	4,000	5,784
Fannie Mae 0.875% 2030	210,829	207,662
Federal Home Loan Bank 0.125% 2022	80,000	79,952
American Balanced Fund — Page 43 of 49

unaudited
Bonds, notes & other debt instruments (continued) Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Federal Home Loan Bank 5.50% 2036	$600	$936
Private Export Funding Corp. 3.55% 2024	25,897	28,617
		340,890
Total bonds, notes & other debt instruments (cost: $53,696,793,000)		56,330,072
Short-term securities 13.60% Money market investments 13.60%	Shares
Capital Group Central Cash Fund 0.12%[3,12]	229,873,071	22,989,606
Total short-term securities (cost: $22,988,440,000)		22,989,606
Total investment securities 104.41% (cost: $140,304,985,000)		176,477,546
Other assets less liabilities (4.41)%		(7,446,235)
Net assets 100.00%		$169,031,311
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[13] (000)	Value at 9/30/2020[14] (000)	Unrealized (depreciation) appreciation at 9/30/2020 (000)
90 Day Euro Dollar Futures	Short	3,389	March 2021	$(847,250)	$(845,598)	$(156)
2 Year U.S. Treasury Note Futures	Long	10,495	January 2021	2,099,000	2,318,985	1,083
5 Year U.S. Treasury Note Futures	Long	58,962	January 2021	5,896,200	7,431,055	8,989
10 Year U.S. Treasury Note Futures	Long	5,954	December 2020	595,400	830,769	2,285
10 Year Ultra U.S. Treasury Note Futures	Short	35,579	December 2020	(3,557,900)	(5,689,861)	(12,537)
20 Year U.S. Treasury Bond Futures	Long	6,839	December 2020	683,900	1,205,587	531
30 Year Ultra U.S. Treasury Bond Futures	Short	2,419	December 2020	(241,900)	(536,564)	(1,067)
						$(872)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2020 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 9/30/2020 (000)
U.S. EFFR	0.10625%	7/8/2025	$301,000	$269	$—	$269
U.S. EFFR	0.0795%	7/13/2025	1,052,100	2,362	—	2,362
0.69695%	3-month USD-LIBOR	9/30/2030	38,000	(30)	—	(30)
0.6948%	3-month USD-LIBOR	9/30/2030	41,100	(42)	—	(42)
0.68%	3-month USD-LIBOR	10/1/2030	39,800	(99)	—	(99)
0.6765%	3-month USD-LIBOR	10/1/2030	35,100	(100)	—	(100)
					$—	$2,360
American Balanced Fund — Page 44 of 49

unaudited
Swap contracts  (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 9/30/2020 (000)	Upfront premium paid (000)	Unrealized depreciation at 9/30/2020 (000)
CDX.NA.IG.34	1.00%/Quarterly	6/20/2025	$1,200,000	$(8,274)	$9,844	$(18,118)
Investments in affiliates3

	Value of affiliates at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2020 (000)	Dividend or interest income (000)
Common stocks 0.72%
Consumer discretionary 0.20%
Toll Brothers, Inc.	$231,924	$49,088	$31,390	$(20,247)	$109,639	$339,014	$2,318
Materials 0.26%
Royal Gold, Inc.	520,113	7,479	68,942	15,099	(28,880)	444,869	3,388
Real estate 0.26%
Iron Mountain Inc. REIT	323,997	196,228	6,490	—	(75,820)	437,915	20,230
Energy 0.00%
Murphy Oil Corp.[15]	216,735	—	92,247	(93,504)	(30,984)	—	4,044
Noble Energy, Inc.[15]	558,900	92,812	314,160	(555,047)	217,495	—	3,280
						—
Total common stocks						1,221,798
Bonds, notes & other debt instruments 0.00%
Energy 0.00%
Noble Energy, Inc. 3.85% 2028[15]	—	8,836	—	—	617	—	59
Noble Energy, Inc. 3.25% 2029[15]	24,713	23,000	—	—	4,133	—	751
Noble Energy, Inc. 5.05% 2044[15]	—	1,573	—	—	835	—	34
Noble Energy, Inc. 4.95% 2047[15]	6,642	24,545	—	—	2,491	—	394
						—
Short-term securities 13.60%
Money market investments 13.60%
Capital Group Central Cash Fund 0.12%[12]	7,530,894	35,998,714	20,535,542	(231)	(4,229)	22,989,606	58,824
Total 14.32%				$(653,930)	$195,297	$24,211,404	$93,322
American Balanced Fund — Page 45 of 49

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $7,133,508,000, which represented 4.22% of the net assets of the fund. This amount includes $7,098,911,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,980,253,000, which represented 4.13% of the net assets of the fund.
[5]	Step bond; coupon rate may change at a later date.
[6]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[7]	Amount less than one thousand.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Purchased on a TBA basis.
[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $118,401,000, which represented .07% of the net assets of the fund.
[11]	Index-linked bond whose principal amount moves with a government price index.
[12]	Rate represents the seven-day yield at 9/30/2020.
[13]	Notional amount is calculated based on the number of contracts and notional contract size.
[14]	Value is calculated based on the notional amount and current market price.
[15]	Unaffiliated issuer at 9/30/2020.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Balanced Fund — Page 46 of 49

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $15,801,567,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $3,784,615,000 and $1,457,750,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
American Balanced Fund — Page 47 of 49

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$20,032,124	$1,093,337	$—	$21,125,461
Health care	13,975,353	1,157,191	—	15,132,544
Financials	9,627,456	421,140	—	10,048,596
Communication services	9,963,557	—	—	9,963,557
Consumer staples	7,727,842	2,082,503	—	9,810,345
Industrials	7,922,902	235,523	—	8,158,425
Consumer discretionary	7,009,891	380,074	—	7,389,965
Materials	4,475,019	808,875	—	5,283,894
Real estate	4,813,567	147,485	—	4,961,052
Utilities	1,839,472	691,131	—	2,530,603
Energy	2,427,038	—	—	2,427,038
Preferred securities	—	86,265	—	86,265
Convertible stocks	240,123	—	—	240,123
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	—	23,302,232	—	23,302,232
Mortgage-backed obligations	—	16,467,944	—	16,467,944
U.S. Treasury bonds & notes	—	12,742,626	—	12,742,626
Asset-backed obligations	—	2,295,647	—	2,295,647
Municipals	—	669,600	—	669,600
Bonds & notes of governments & government agencies outside the U.S.	—	511,133	—	511,133
Federal agency bonds & notes	—	340,890	—	340,890
Short-term securities	22,989,606	—	—	22,989,606
Total	$113,043,950	$63,433,596	$—	$176,477,546
American Balanced Fund — Page 48 of 49

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$12,888	$—	$—	$12,888
Unrealized appreciation on interest rate swaps	—	2,631	—	2,631
Liabilities:
Unrealized depreciation on futures contracts	(13,760)	—	—	(13,760)
Unrealized depreciation on interest rate swaps	—	(271)	—	(271)
Unrealized depreciation on credit default swaps	—	(18,118)	—	(18,118)
Total	$(872)	$(15,758)	$—	$(16,630)
*	Futures contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Key to abbreviations and symbol
ADR = American Depositary Receipts	Fin. = Finance
AMT = Alternative Minimum Tax	G.O. = General Obligation
Auth. = Authority	ICE = Intercontinental Exchange, Inc.
CAD = Canadian dollars	LIBOR = London Interbank Offered Rate
CLO = Collateralized Loan Obligations	Redev. = Redevelopment
Dept. = Department	Ref. = Refunding
Dev. = Development	Rev. = Revenue
Econ. = Economic	SIFMA = Securities Industry and Financial Markets Association
EFFR = Effective Federal Funds Rate	SOFR = Secured Overnight Financing Rate
Facs. = Facilities	TBA = To-be-announced
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFP3-011-1120O-S78119	American Balanced Fund — Page 49 of 49